DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.1%
Australia - 4.9%
Ampol Ltd.	1,132	$25,106
ANZ Group Holdings Ltd.	16,235	269,290
APA Group(a)	6,471	46,722
Aristocrat Leisure Ltd.	3,274	80,500
ASX Ltd.	1,129	51,690
Aurizon Holdings Ltd.	11,688	26,033
BHP Group Ltd.	28,398	863,728
BlueScope Steel Ltd.	2,379	30,512
Brambles Ltd.	8,381	72,581
Cochlear Ltd.	351	52,486
Coles Group Ltd.	7,156	87,542
Commonwealth Bank of Australia	9,302	630,251
Computershare Ltd.	3,152	52,600
CSL Ltd.	2,703	538,925
Dexus REIT	5,645	32,022
EBOS Group Ltd.	1,203	33,003
Endeavour Group Ltd.	7,738	35,563
Fortescue Metals Group Ltd.	9,269	133,474
Goodman Group REIT	10,292	137,540
GPT Group REIT	11,034	34,971
IDP Education Ltd.(b)	1,240	23,947
IGO Ltd.	3,512	31,029
Insurance Australia Group Ltd.	14,724	46,071
Lendlease Corp. Ltd.(a)	3,916	20,132
Lottery Corp. Ltd.*	13,414	46,846
Macquarie Group Ltd.	2,124	270,870
Medibank Pvt Ltd.	15,582	35,020
Mineral Resources Ltd.	964	53,555
Mirvac Group REIT	21,179	32,351
National Australia Bank Ltd.	17,221	347,640
Newcrest Mining Ltd.	4,541	68,874
Northern Star Resources Ltd.	6,974	48,664
Orica Ltd.	2,566	27,972
Origin Energy Ltd.	9,026	48,650
Pilbara Minerals Ltd.*	15,747	44,186
Qantas Airways Ltd.*	5,390	23,285
QBE Insurance Group Ltd.	8,114	82,336
Ramsay Health Care Ltd.	1,077	48,954
REA Group Ltd.	453	37,454
Reece Ltd.	1,026	11,419
Rio Tinto Ltd.	2,028	159,295
Santos Ltd.	17,075	80,428
Scentre Group REIT	33,015	66,203
SEEK Ltd.	1,941	31,582
Sonic Healthcare Ltd.	2,394	51,888
South32 Ltd.	24,670	72,046
Stockland REIT	15,971	41,268
Suncorp Group Ltd.	7,434	64,280
Telstra Group Ltd.	22,052	61,729
Transurban Group(a)	16,692	159,270
Treasury Wine Estates Ltd.	5,231	49,314
Vicinity Ltd. REIT	18,069	24,804
Washington H Soul Pattinson & Co. Ltd.	1,181	23,173
Wesfarmers Ltd.	6,245	202,717
Westpac Banking Corp.	19,071	289,125
WiseTech Global Ltd.	959	40,655
Woodside Energy Group Ltd.	10,352	250,144
Woolworths Group Ltd.	6,618	164,414

(Cost $6,092,758)		6,416,129

Austria - 0.1%
Erste Group Bank AG	1,931	75,937
OMV AG	806	39,309
Verbund AG	394	34,214
voestalpine AG	742	27,484

(Cost $163,919)		176,944

Belgium - 0.6%
Ageas SA/NV	827	37,377
Anheuser-Busch InBev SA/NV	4,772	288,859
D’ieteren Group	108	20,961
Elia Group SA/NV	191	25,212
Groupe Bruxelles Lambert NV	626	52,652
KBC Group NV	1,346	100,653
Sofina SA	93	23,254
Solvay SA	445	50,951
UCB SA	684	58,876
Umicore SA	1,218	40,671
Warehouses De Pauw CVA REIT	1,045	32,009

(Cost $837,552)		731,475

Brazil - 1.0%
Ambev SA	26,300	67,264
Atacadao SA	2,964	7,615
B3 SA-Brasil Bolsa Balcao	34,459	69,439
Banco Bradesco SA	9,678	21,517
Banco BTG Pactual S.A.	6,891	26,588
Banco do Brasil SA	5,000	38,488
Banco Santander Brasil SA	2,049	11,088
BB Seguridade Participacoes SA	3,235	21,138
CCR SA	8,872	18,624
Centrais Eletricas Brasileiras SA	6,261	41,043
Cia de Saneamento Basico do Estado de Sao Paulo	2,817	27,845
Cia Siderurgica Nacional SA	3,957	12,599
Cosan SA	5,210	14,907
CPFL Energia SA	1,773	10,258
Energisa SA	279	2,062
Eneva SA*	10,670	23,295
Engie Brasil Energia SA	1,304	9,784
Equatorial Energia SA	5,875	28,536

Hapvida Participacoes e Investimentos SA, 144A*	18,940	16,243
Hypera SA	3,014	23,977
JBS SA	5,104	18,708
Klabin SA	3,942	14,652
Localiza Rent a Car SA*	18	182
Localiza Rent a Car SA	4,043	42,851
Lojas Renner SA	6,078	21,651
Magazine Luiza SA*	19,206	13,170
Natura & Co. Holding SA	6,002	17,563
Petro Rio SA*	3,690	23,752
Petroleo Brasileiro SA	20,338	111,684
Raia Drogasil SA	5,081	22,011
Rede D’Or Sao Luiz SA, 144A	2,233	10,897
Rumo SA	7,169	24,593
Sendas Distribuidora SA	3,482	12,065
Suzano SA	4,434	40,432
Telefonica Brasil SA	2,515	18,706
TIM SA	4,993	11,692
TOTVS SA	1,901	9,909
Ultrapar Participacoes SA	3,444	8,670
Vale SA	21,632	352,528
Vibra Energia SA	7,838	22,142
WEG SA	9,143	68,388

(Cost $1,252,302)		1,358,556

Canada - 7.5%
Agnico Eagle Mines Ltd.	2,479	114,130
Air Canada*	1,018	15,011
Algonquin Power & Utilities Corp.	3,144	24,009
Alimentation Couche-Tard, Inc.	4,502	211,193
AltaGas Ltd.	1,555	26,690
ARC Resources Ltd.	3,455	37,626
Bank of Montreal	3,902	369,811
Bank of Nova Scotia	6,523	322,397
Barrick Gold Corp.	2,794	44,574
Barrick Gold Corp.	6,885	111,260
BCE, Inc.	455	20,131
Brookfield Asset Management Ltd., Class A	1,924	64,735
Brookfield Corp.	7,699	256,163
BRP, Inc.	178	15,423
CAE, Inc.*	1,806	40,726
Cameco Corp.	2,292	62,654
Canadian Apartment Properties REIT	436	15,791
Canadian Imperial Bank of Commerce	5,247	239,951
Canadian National Railway Co.	3,217	366,401
Canadian Natural Resources Ltd.	6,134	346,642
Canadian Pacific Railway Ltd.	5,265	399,862
Canadian Tire Corp. Ltd., Class A	348	43,379
Canadian Utilities Ltd., Class A	795	20,852
CCL Industries, Inc., Class B	906	43,577
Cenovus Energy, Inc.	8,349	153,947
CGI, Inc.*	1,124	100,777
Constellation Software, Inc.	116	199,454
Descartes Systems Group, Inc.*	534	39,386
Dollarama, Inc.	1,474	85,145
Element Fleet Management Corp.	2,329	33,267
Emera, Inc.	1,595	63,180
Empire Co. Ltd., Class A	1,021	27,080
Enbridge, Inc.	11,449	429,516
Fairfax Financial Holdings Ltd.	122	85,294
First Quantum Minerals Ltd.	3,134	68,468
FirstService Corp.	251	34,410
Fortis, Inc.	2,550	100,916
Franco-Nevada Corp.	1,056	134,792
George Weston Ltd.	448	56,127
GFL Environmental, Inc.	1,080	32,831
Gildan Activewear, Inc.	880	27,964
Great-West Lifeco, Inc.(b)	1,338	36,507
Hydro One Ltd., 144A	1,597	41,444
iA Financial Corp., Inc.	638	42,829
IGM Financial, Inc.	297	9,037
Imperial Oil Ltd.	1,130	55,891
Intact Financial Corp.	951	136,611
Ivanhoe Mines Ltd., Class A*	3,638	30,394
Keyera Corp.	1,294	28,554
Kinross Gold Corp.	7,362	27,193
Loblaw Cos. Ltd.	895	76,487
Lumine Group, Inc.*(c)	321	3,849
Lundin Mining Corp.	3,958	24,627
Magna International, Inc.	1,445	80,537
Manulife Financial Corp.	11,001	217,521
Metro, Inc.	1,280	66,481
National Bank of Canada	1,797	131,986
Northland Power, Inc.	1,498	36,393
Nutrien Ltd.	2,940	229,081
Nuvei Corp., 144A*	390	11,942
Onex Corp.	462	24,703
Open Text Corp.	1,605	55,249
Pan American Silver Corp.	1,238	18,454
Parkland Corp.	871	19,048
Pembina Pipeline Corp.	2,878	94,492
Power Corp. of Canada	2,891	77,164
Quebecor, Inc., Class B	1,005	23,775
Restaurant Brands International, Inc.	1,561	100,730
RioCan Real Estate Investment Trust REIT	676	10,706
Ritchie Bros Auctioneers, Inc.	646	39,522
Rogers Communications, Inc., Class B	1,850	88,372
Royal Bank of Canada	7,755	787,378
Saputo, Inc.	1,462	39,151
Shaw Communications, Inc., Class B	2,631	76,221

Shopify, Inc., Class A*	6,786	279,397
Sun Life Financial, Inc.(b)	3,528	170,492
Suncor Energy, Inc. (b)	7,387	248,273
TC Energy Corp.	5,517	219,588
Teck Resources Ltd., Class B	2,569	102,553
TELUS Corp.	2,655	52,789
TFI International, Inc.	479	58,452
Thomson Reuters Corp.	892	108,034
TMX Group Ltd.	337	33,606
Toromont Industries Ltd.	515	42,476
Toronto-Dominion Bank	10,248	682,324
Tourmaline Oil Corp.	1,717	75,249
West Fraser Timber Co. Ltd.	266	19,982
Wheaton Precious Metals Corp.	2,428	101,159
WSP Global, Inc.	755	94,844

(Cost $8,387,626)		9,917,089

Chile - 0.1%
Antofagasta PLC	2,156	40,715
Banco de Chile	258,773	26,888
Banco de Credito e Inversiones SA	222	6,947
Banco Santander Chile	361,173	15,312
Cencosud SA	8,433	15,946
Cia Cervecerias Unidas SA	667	5,097
Cia Sud Americana de Vapores SA	36,842	3,561
Empresas CMPC SA	7,496	12,456
Empresas Copec SA	2,226	16,083
Enel Americas SA	107,638	13,402
Enel Chile SA	123,794	5,577
Falabella SA	4,372	9,625

(Cost $202,279)		171,609

China - 8.0%
360 DigiTech, Inc., ADR	515	10,485
360 Security Technology, Inc., Class A	3,700	5,744
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	632
3SBio, Inc., 144A	9,586	9,501
AAC Technologies Holdings, Inc.*(b)	3,567	7,962
Advanced Micro-Fabrication Equipment Inc China, Class A*	350	5,303
AECC Aviation Power Co. Ltd., Class A	1,000	6,604
Agricultural Bank of China Ltd., Class A	28,900	12,184
Agricultural Bank of China Ltd., Class H	157,970	54,740
Aier Eye Hospital Group Co. Ltd., Class A	3,124	14,047
Air China Ltd., Class A*	900	1,439
Air China Ltd., Class H*(b)	9,926	9,143
Airtac International Group	485	17,111
Akeso, Inc., Class B, 144A*	3,369	17,168
Alibaba Group Holding Ltd.*	82,877	913,300
Aluminum Corp. of China Ltd., Class A	7,300	5,809
Aluminum Corp. of China Ltd., Class H	18,664	9,511
Anhui Conch Cement Co. Ltd., Class A	1,200	5,297
Anhui Conch Cement Co. Ltd., Class H	6,575	24,124
Anhui Gujing Distillery Co. Ltd., Class A	100	3,940
Anhui Gujing Distillery Co. Ltd., Class B	1,326	22,806
ANTA Sports Products Ltd.	6,442	84,860
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,770
Autohome, Inc., ADR	380	11,590
AviChina Industry & Technology Co. Ltd., Class H	21,908	10,439
Baidu, Inc., Class A*	12,026	206,526
Bank of Beijing Co. Ltd., Class A	11,100	6,916
Bank of China Ltd., Class A	16,800	7,808
Bank of China Ltd., Class H	432,156	158,561
Bank of Communications Co. Ltd., Class A	11,800	8,320
Bank of Communications Co. Ltd., Class H	49,744	29,405
Bank of Hangzhou Co. Ltd., Class A	3,700	6,458
Bank of Jiangsu Co. Ltd., Class A	11,600	12,001
Bank of Nanjing Co. Ltd., Class A	7,900	11,265
Bank of Ningbo Co. Ltd., Class A	2,210	9,394
Bank of Shanghai Co. Ltd., Class A	5,590	4,810
Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,657
Beijing Capital International Airport Co. Ltd., Class H*	6,501	4,754
Beijing Kingsoft Office Software, Inc., Class A	256	10,719
Beijing Tongrentang Co. Ltd., Class A	100	704
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	145	2,646
Betta Pharmaceuticals Co. Ltd., Class A	400	3,356
BGI Genomics Co. Ltd., Class A	500	4,005
Bilibili, Inc., Class Z*	1,128	22,260
BOE Technology Group Co. Ltd., Class A	15,500	9,300
BYD Co. Ltd., Class A	700	26,268
BYD Co. Ltd., Class H	4,306	115,859
BYD Electronic International Co. Ltd.	2,894	8,425
CGN Power Co. Ltd., Class H, 144A	82,381	18,472
Changchun High & New Technology Industry Group, Inc., Class A	200	5,678
Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	5,043
China Cinda Asset Management Co. Ltd., Class H	54,699	7,108
China CITIC Bank Corp. Ltd., Class H	52,339	24,204
China Coal Energy Co. Ltd., Class H	5,298	4,097
China Communications Services Corp. Ltd., Class H	14,234	5,531
China Conch Venture Holdings Ltd.	10,486	21,107
China Construction Bank Corp., Class H	556,383	340,235
China CSSC Holdings Ltd., Class A	2,400	8,250

China Energy Engineering Corp. Ltd., Class A	17,700	6,061
China Everbright Bank Co. Ltd., Class A	14,000	6,003
China Everbright Bank Co. Ltd., Class H	13,497	3,886
China Evergrande Group*(c)	8,123	0
China Feihe Ltd., 144A	21,663	17,332
China Galaxy Securities Co. Ltd., Class A	1,470	2,035
China Galaxy Securities Co. Ltd., Class H	7,130	3,552
China Hongqiao Group Ltd.	14,641	15,649
China International Capital Corp. Ltd., Class H, 144A	8,796	18,916
China Jushi Co. Ltd., Class A	4,400	9,592
China Lesso Group Holdings Ltd.	5,474	5,767
China Life Insurance Co. Ltd., Class A	700	3,603
China Life Insurance Co. Ltd., Class H	49,097	83,190
China Literature Ltd., 144A*(b)	2,048	8,754
China Longyuan Power Group Corp. Ltd., Class H	13,123	16,100
China Medical System Holdings Ltd.	8,280	12,447
China Meidong Auto Holdings Ltd.(b)	2,636	5,669
China Merchants Bank Co. Ltd., Class A	5,600	30,063
China Merchants Bank Co. Ltd., Class H	21,031	113,871
China Merchants Energy Shipping Co. Ltd., Class A	6,700	6,787
China Merchants Securities Co. Ltd., Class A	4,200	8,449
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	4,908
China Minsheng Banking Corp. Ltd., Class A	13,500	6,624
China Minsheng Banking Corp. Ltd., Class H(b)	28,896	9,976
China National Building Material Co. Ltd., Class H	15,893	14,072
China National Nuclear Power Co. Ltd., Class A	11,200	9,766
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	5,434
China Oilfield Services Ltd., Class H	10,996	11,767
China Pacific Insurance Group Co. Ltd., Class A	2,100	8,346
China Pacific Insurance Group Co. Ltd., Class H	13,944	36,950
China Petroleum & Chemical Corp., Class A	9,200	6,169
China Petroleum & Chemical Corp., Class H	135,133	69,035
China Railway Group Ltd., Class A	13,900	12,080
China Railway Group Ltd., Class H	18,491	9,635
China Resources Microelectronics Ltd., Class A	622	4,850
China Resources Mixc Lifestyle Services Ltd., 144A	3,535	19,365
China Resources Pharmaceutical Group Ltd., 144A	5,360	4,404
China Shenhua Energy Co. Ltd., Class A	2,690	10,838
China Shenhua Energy Co. Ltd., Class H	18,207	54,741
China Southern Airlines Co. Ltd., Class A*	10,000	11,367
China Southern Airlines Co. Ltd., Class H*(b)	7,607	5,543
China State Construction Engineering Corp. Ltd., Class A	13,900	11,240
China Three Gorges Renewables Group Co. Ltd., Class A	800	643
China Tourism Group Duty Free Corp. Ltd., Class A	800	22,744
China Tourism Group Duty Free Corp. Ltd., Class H, 144A*	620	15,647
China Tower Corp. Ltd., Class H, 144A	293,078	31,737
China United Network Communications Ltd., Class A	10,000	7,597
China Vanke Co. Ltd., Class A	3,300	8,139
China Vanke Co. Ltd., Class H	6,470	11,292
China Yangtze Power Co. Ltd., Class A	6,900	21,008
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	8,979
Chinasoft International Ltd.*	14,445	10,361
Chongqing Brewery Co. Ltd., Class A	200	3,955
Chongqing Changan Automobile Co. Ltd., Class A	3,640	7,029
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	3,698
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	10,321
CITIC Ltd.	29,803	32,881
CITIC Securities Co. Ltd., Class A	8,430	25,048
CITIC Securities Co. Ltd., Class H	14,270	30,215
CMOC Group Ltd., Class A	700	594
CMOC Group Ltd., Class H	15,252	8,569
Contemporary Amperex Technology Co. Ltd., Class A	877	50,968
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	2,600	5,417
COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	9,819
COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	19,575
Country Garden Holdings Co. Ltd.(b)	60,195	18,405
Country Garden Services Holdings Co. Ltd.	11,992	22,214
CRRC Corp. Ltd., Class A	24,300	19,930

CRRC Corp. Ltd., Class H	35,061	16,036
CSC Financial Co. Ltd., Class A	1,960	7,553
CSPC Pharmaceutical Group Ltd.	52,024	55,872
Dali Foods Group Co. Ltd., 144A	15,749	6,360
Daqin Railway Co. Ltd., Class A	7,700	7,523
Daqo New Energy Corp., ADR*	388	17,142
DaShenLin Pharmaceutical Group Co. Ltd., Class A	840	4,665
Dongfang Electric Corp. Ltd., Class A	100	284
Dongfeng Motor Group Co. Ltd., Class H	23,713	12,114
Dongyue Group Ltd.	9,332	10,557
East Money Information Co. Ltd., Class A	4,279	12,880
Ecovacs Robotics Co. Ltd., Class A	200	2,602
ENN Energy Holdings Ltd.	4,157	59,050
Eve Energy Co. Ltd., Class A	900	9,415
Everbright Securities Co. Ltd., Class A	1,800	4,051
Flat Glass Group Co. Ltd., Class H	2,614	6,910
Focus Media Information Technology Co. Ltd., Class A	3,200	3,011
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,518	17,950
Fosun International Ltd.	21,044	17,212
Foxconn Industrial Internet Co. Ltd., Class A	4,600	6,354
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	5,867
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	15,328
Ganfeng Lithium Group Co. Ltd., Class A	700	7,292
Ganfeng Lithium Group Co. Ltd., Class H, 144A(b)	2,119	14,767
GD Power Development Co. Ltd., Class A*	12,900	7,295
GDS Holdings Ltd., Class A*	4,320	10,578
Gemdale Corp., Class A	1,700	2,365
Genscript Biotech Corp.*	6,892	18,834
GF Securities Co. Ltd., Class A	2,000	4,699
GF Securities Co. Ltd., Class H	6,132	8,703
GigaDevice Semiconductor, Inc., Class A	168	2,536
Ginlong Technologies Co. Ltd., Class A*	300	6,854
GoerTek, Inc., Class A	1,500	4,651
Gotion High-tech Co. Ltd., Class A	1,500	6,382
Great Wall Motor Co. Ltd., Class A	1,200	5,955
Great Wall Motor Co. Ltd., Class H(b)	17,402	23,057
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,111
Greentown China Holdings Ltd.	4,920	6,719
Greentown Service Group Co. Ltd.(b)	8,393	5,592
Guangdong Haid Group Co. Ltd., Class A	400	3,656
Guanghui Energy Co. Ltd., Class A	2,500	3,881
Guangzhou Automobile Group Co. Ltd., Class A	3,800	6,272
Guangzhou Automobile Group Co. Ltd., Class H	17,222	10,970
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	5,179
Guosen Securities Co. Ltd., Class A	5,900	8,201
Guotai Junan Securities Co. Ltd., Class A	3,100	6,374
H World Group Ltd., ADR	988	46,802
Haidilao International Holding Ltd., 144A*	6,588	18,213
Haier Smart Home Co. Ltd., Class A	2,100	7,950
Haier Smart Home Co. Ltd., Class H	12,032	42,537
Haitian International Holdings Ltd.	4,489	11,724
Haitong Securities Co. Ltd., Class A	5,000	6,583
Haitong Securities Co. Ltd., Class H	14,205	9,139
Hangzhou First Applied Material Co. Ltd., Class A	560	5,535
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	3,880
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	788	9,040
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	13,101
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,191
Hengan International Group Co. Ltd.	3,819	17,564
Hengli Petrochemical Co. Ltd., Class A	1,800	4,571
Hoshine Silicon Industry Co. Ltd., Class A	500	7,050
Hua Hong Semiconductor Ltd., 144A*	2,689	10,294
Huadong Medicine Co. Ltd., Class A	700	4,840
Hualan Biological Engineering, Inc., Class A	670	2,139
Huaneng Power International, Inc., Class A*	3,500	4,114
Huaneng Power International, Inc., Class H*(b)	17,022	8,371
Huatai Securities Co. Ltd., Class A	1,700	3,082
Huatai Securities Co. Ltd., Class H, 144A	9,693	10,904
Huaxia Bank Co. Ltd., Class A	9,400	7,060
Huayu Automotive Systems Co. Ltd., Class A	1,700	4,623
Huizhou Desay Sv Automotive Co. Ltd., Class A	300	4,924
Hundsun Technologies, Inc., Class A	1,456	9,302
Hygeia Healthcare Holdings Co. Ltd., 144A*	2,124	15,437
Iflytek Co. Ltd., Class A	900	6,260
Imeik Technology Development Co. Ltd., Class A	100	8,467
Industrial & Commercial Bank of China Ltd., Class A	33,000	20,418

Industrial & Commercial Bank of China Ltd., Class H	300,742	150,191
Industrial Bank Co. Ltd., Class A	8,800	21,412
Industrial Securities Co. Ltd., Class A	1,950	1,804
Ingenic Semiconductor Co. Ltd., Class A	300	3,268
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	9,616
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,654
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	9,204
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,900	14,693
Innovent Biologics, Inc., 144A*	5,347	25,954
iQIYI, Inc., ADR*	1,364	10,544
JA Solar Technology Co. Ltd., Class A	1,260	11,081
JD Health International, Inc., 144A*	5,531	38,579
JD.com, Inc., Class A	11,833	261,853
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	4,916
Jiangsu Expressway Co. Ltd., Class H	8,873	8,478
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	5,952
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,000	6,259
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	17,124
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	3,004
Jiangxi Copper Co. Ltd., Class A	2,700	7,622
Jiangxi Copper Co. Ltd., Class H	3,974	6,258
Jiumaojiu International Holdings Ltd., 144A(b)	1,632	3,934
Kanzhun Ltd., ADR*	1,212	24,422
KE Holdings, Inc., ADR*	3,589	65,499
Kingdee International Software Group Co. Ltd.*	15,602	29,060
Kingsoft Corp. Ltd.	5,845	19,249
Koolearn Technology Holding Ltd., 144A*(b)	2,750	15,608
Kuaishou Technology, 144A*	9,495	63,506
Kweichow Moutai Co. Ltd., Class A	400	104,390
Lenovo Group Ltd.	33,923	30,425
Lens Technology Co. Ltd., Class A	2,610	4,788
Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	4,054
Li Auto, Inc., Class A*	6,095	71,631
Li Ning Co. Ltd.	12,557	106,783
Lingyi iTech Guangdong Co., Class A*	3,100	2,556
Longfor Group Holdings Ltd., 144A	10,936	31,208
LONGi Green Energy Technology Co. Ltd., Class A	3,340	21,261
Lufax Holding Ltd., ADR	5,225	11,286
Luxshare Precision Industry Co. Ltd., Class A	3,349	14,428
Luzhou Laojiao Co. Ltd., Class A	600	21,583
Mango Excellent Media Co. Ltd., Class A	1,200	5,788
Maxscend Microelectronics Co. Ltd., Class A	160	2,701
Meituan, Class B, 144A*	27,482	476,508
Metallurgical Corp. of China Ltd., Class A	5,900	2,895
Microport Scientific Corp.*	3,646	10,312
Ming Yang Smart Energy Group Ltd., Class A	2,300	8,403
Minth Group Ltd.	4,579	11,900
Montage Technology Co. Ltd., Class A	617	5,129
Muyuan Foods Co. Ltd., Class A	2,134	15,212
NARI Technology Co. Ltd., Class A	3,076	11,618
NAURA Technology Group Co. Ltd., Class A	200	6,712
NetEase, Inc.	10,740	165,696
New China Life Insurance Co. Ltd., Class A	1,300	5,830
New China Life Insurance Co. Ltd., Class H	4,257	10,304
New Hope Liuhe Co. Ltd., Class A*	1,400	2,659
New Oriental Education & Technology Group, Inc.*	8,270	31,502
Ninestar Corp., Class A	548	4,256
Ningbo Deye Technology Co. Ltd., Class A	100	4,761
Ningbo Tuopu Group Co. Ltd., Class A	500	4,820
Ningxia Baofeng Energy Group Co. Ltd., Class A	466	1,059
NIO, Inc., ADR*(b)	7,790	73,148
Nongfu Spring Co. Ltd., Class H, 144A(b)	10,821	60,657
Oppein Home Group, Inc., Class A	500	10,187
Orient Securities Co. Ltd., Class A	2,048	3,006
PDD Holdings, Inc., ADR*	2,762	242,310
People’s Insurance Co. Group of China Ltd., Class H	44,346	14,011
PetroChina Co. Ltd., Class A	7,700	5,795
PetroChina Co. Ltd., Class H	109,802	56,234
Pharmaron Beijing Co. Ltd., Class A	600	5,160
Pharmaron Beijing Co. Ltd., Class H, 144A	1,081	6,046
PICC Property & Casualty Co. Ltd., Class H	37,106	32,571
Ping An Bank Co. Ltd., Class A	6,600	13,086
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	2,085	4,765

Ping An Insurance Group Co. of China Ltd., Class A	3,200	22,193
Ping An Insurance Group Co. of China Ltd., Class H	34,742	235,910
Poly Developments and Holdings Group Co. Ltd., Class A	3,900	8,468
Pop Mart International Group Ltd., 144A(b)	3,770	10,470
Postal Savings Bank of China Co. Ltd., Class A	14,000	9,105
Postal Savings Bank of China Co. Ltd., Class H, 144A	44,006	26,406
Power Construction Corp. of China Ltd., Class A	5,900	6,095
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,900	10,348
Rongsheng Petrochemical Co. Ltd., Class A	2,550	4,964
SAIC Motor Corp. Ltd., Class A	2,400	5,190
Sangfor Technologies, Inc., Class A	400	8,220
Sany Heavy Equipment International Holdings Co. Ltd.	6,832	6,815
Sany Heavy Industry Co. Ltd., Class A	2,800	7,546
Satellite Chemical Co. Ltd., Class A	2,937	7,357
Seazen Holdings Co. Ltd., Class A*	2,500	7,029
SF Holding Co. Ltd., Class A	1,860	14,433
SG Micro Corp., Class A	150	3,391
Shaanxi Coal Industry Co. Ltd., Class A	4,700	13,525
Shandong Gold Mining Co. Ltd., Class A	2,200	6,008
Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	8,184
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	4,679
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	21,664
Shanghai Baosight Software Co. Ltd., Class A	910	6,480
Shanghai Baosight Software Co. Ltd., Class B	3,380	11,019
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	5,334
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,018	8,824
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(b)	2,852	11,700
Shanghai Junshi Biosciences Co. Ltd., Class A*	270	2,051
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,066
Shanghai M&G Stationery, Inc., Class A	800	6,237
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,696
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	9,193
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	9,608
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	5,789
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	3,000
Shanxi Meijin Energy Co. Ltd., Class A	3,100	4,197
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	17,081
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,226
Shenzhen Dynanonic Co. Ltd., Class A	200	6,516
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	11,074
Shenzhen Kangtai Biological Products Co. Ltd., Class A	896	4,475
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	20,107
Shenzhen SC New Energy Technology Corp., Class A	300	5,573
Shenzhen Transsion Holdings Co. Ltd., Class A	633	7,348
Shenzhou International Group Holdings Ltd.	4,510	49,240
Sichuan Road & Bridge Group Co. Ltd., Class A	8,900	16,276
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,000	3,525
Silergy Corp.	1,844	35,222
Sinopharm Group Co. Ltd., Class H	8,105	21,684
Smoore International Holdings Ltd., 144A	10,110	12,481
StarPower Semiconductor Ltd., Class A	100	4,245
Sunac China Holdings Ltd.*(c)	14,174	0
Sungrow Power Supply Co. Ltd., Class A	500	8,605
Sunny Optical Technology Group Co. Ltd.	3,609	40,920
Suzhou Maxwell Technologies Co. Ltd., Class A	100	5,283
TAL Education Group, ADR*	2,073	14,573
TBEA Co. Ltd., Class A	1,500	4,653
TCL Technology Group Corp., Class A	1,164	744
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,100	6,909
Tencent Holdings Ltd.	34,973	1,530,910
Tencent Music Entertainment Group, ADR*	3,659	27,589
Tianma Microelectronics Co. Ltd., Class A	1,000	1,377
Tianqi Lithium Corp., Class A*	800	9,438

Tingyi Cayman Islands Holding Corp.	13,235	21,380
Tongcheng Travel Holdings Ltd.*	5,989	11,872
Tongwei Co. Ltd., Class A	1,700	10,249
Topsports International Holdings Ltd., 144A	16,911	14,758
TravelSky Technology Ltd., Class H	4,346	8,571
Trina Solar Co. Ltd., Class A	1,184	10,511
Trip.com Group Ltd., ADR*	2,961	105,264
Tsingtao Brewery Co. Ltd., Class A	200	3,208
Tsingtao Brewery Co. Ltd., Class H	2,870	28,300
Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	7,580
Uni-President China Holdings Ltd.	10,252	8,986
Unisplendour Corp. Ltd., Class A	1,880	6,871
Vipshop Holdings Ltd., ADR*	2,612	38,893
Walvax Biotechnology Co. Ltd., Class A	900	4,956
Wanhua Chemical Group Co. Ltd., Class A	1,021	15,317
Want Want China Holdings Ltd.	26,923	16,944
Weibo Corp., ADR*	333	6,886
Weichai Power Co. Ltd., Class A	2,100	3,759
Weichai Power Co. Ltd., Class H	14,848	22,018
Wens Foodstuffs Group Co. Ltd., Class A	2,440	6,948
Will Semiconductor Co. Ltd., Class A	540	6,678
Wingtech Technology Co. Ltd., Class A	478	3,705
Wuliangye Yibin Co. Ltd., Class A	1,200	35,296
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	3,540
WuXi AppTec Co. Ltd., Class A	920	10,945
WuXi AppTec Co. Ltd., Class H, 144A	2,094	22,289
Wuxi Biologics Cayman, Inc., 144A*	19,480	135,750
Wuxi Shangji Automation Co. Ltd., Class A	400	6,393
Xiaomi Corp., Class B, 144A*	83,432	126,061
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	4,300	7,029
Xinyi Solar Holdings Ltd.	24,569	26,230
XPeng, Inc., Class A*	5,888	25,767
Xtep International Holdings Ltd.	8,580	9,685
Yadea Group Holdings Ltd., 144A	6,987	14,972
Yankuang Energy Group Co. Ltd., Class A	700	3,596
Yankuang Energy Group Co. Ltd., Class H	9,496	28,611
Yifeng Pharmacy Chain Co. Ltd., Class A	600	5,223
Yihai International Holding Ltd.*(b)	2,432	7,064
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	6,620
YongXing Special Materials Technology Co. Ltd., Class A	300	3,964
Yonyou Network Technology Co. Ltd., Class A	1,700	5,695
YTO Express Group Co. Ltd., Class A	900	2,350
Yum China Holdings, Inc.	2,265	133,023
Yunnan Baiyao Group Co. Ltd., Class A	560	4,585
Yunnan Energy New Material Co. Ltd., Class A	300	5,424
Zai Lab Ltd., ADR*	588	21,844
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	8,885
Zhaojin Mining Industry Co. Ltd., Class H*	715	750
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	5,180
Zhejiang Dahua Technology Co. Ltd., Class A	3,600	7,511
Zhejiang Expressway Co. Ltd., Class H	5,816	4,690
Zhejiang Huayou Cobalt Co. Ltd., Class A	650	5,527
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	5,922
Zhejiang NHU Co. Ltd., Class A	2,160	5,896
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,473	15,723
Zhongsheng Group Holdings Ltd.	3,824	19,073
Zhuzhou CRRC Times Electric Co. Ltd.	3,305	15,053
Zijin Mining Group Co. Ltd., Class A	6,800	11,164
Zijin Mining Group Co. Ltd., Class H	34,308	51,750
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,248
ZTE Corp., Class A	1,512	7,014
ZTE Corp., Class H	3,477	10,321
ZTO Express Cayman, Inc., ADR	2,213	53,245

(Cost $11,913,146)		10,552,054

Colombia - 0.0%
Bancolombia SA	1,292	9,545
Interconexion Electrica SA ESP	2,692	9,534

(Cost $24,936)		19,079

Cyprus - 0.0%
Polymetal International PLC*(c)	1,738	0
TCS Group Holding PLC, GDR*(c)	608	0

(Cost $62,312)		0

Czech Republic - 0.0%
CEZ AS	965	45,046
Komercni Banka AS	414	13,968
Moneta Money Bank AS, 144A	1,846	7,046

(Cost $44,943)		66,060

Denmark - 1.9%
A.P. Moller - Maersk A/S, Class A	19	43,524
A.P. Moller - Maersk A/S, Class B	26	60,631
Carlsberg A/S, Class B	506	71,603
Chr Hansen Holding A/S	622	43,125
Coloplast A/S, Class B	654	75,632
Danske Bank A/S	4,096	95,138

Demant A/S*	659	19,750
DSV A/S	1,016	184,949
Genmab A/S*	350	131,703
Novo Nordisk A/S, Class B	9,283	1,314,148
Novozymes A/S, Class B	1,088	52,444
Orsted AS, 144A	981	85,762
Pandora A/S	496	47,041
ROCKWOOL A/S, Class B	21	4,782
Tryg A/S	2,057	45,586
Vestas Wind Systems A/S	5,535	157,782

(Cost $1,473,352)		2,433,600

Egypt - 0.0%
Commercial International Bank Egypt SAE	15,165	26,295
Eastern Co. SAE	4,376	2,646

(Cost $32,658)		28,941

Finland - 0.8%
Elisa OYJ	869	49,376
Fortum OYJ	2,716	41,539
Kesko OYJ, Class B	1,624	35,333
Kone OYJ, Class B(b)	1,822	94,718
Metso Outotec OYJ	4,506	48,041
Neste OYJ	2,319	112,069
Nokia OYJ	29,278	135,622
Nordea Bank Abp	17,919	227,052
Orion OYJ, Class B	706	33,267
Sampo OYJ, Class A	2,722	132,552
Stora Enso OYJ, Class R	2,625	37,191
UPM-Kymmene OYJ	3,085	111,954
Wartsila OYJ Abp	1,895	18,352

(Cost $1,035,961)		1,077,066

France - 7.7%
Accor SA*	985	32,797
Aeroports de Paris*	174	25,296
Air Liquide SA	2,940	468,187
Airbus SE	3,335	437,472
Alstom SA(b)	1,849	54,427
Amundi SA, 144A	378	24,948
Arkema SA	368	37,429
AXA SA	10,898	344,075
BioMerieux	238	23,346
BNP Paribas SA	6,378	446,249
Bollore SE	5,529	30,936
Bouygues SA	1,361	46,122
Bureau Veritas SA	1,752	50,145
Capgemini SE	955	179,647
Carrefour SA	3,166	62,654
Cie de Saint-Gobain	2,705	161,165
Cie Generale des Etablissements Michelin SCA	3,620	113,852
Covivio SA REIT	172	11,043
Credit Agricole SA	6,975	85,298
Danone SA	3,482	196,078
Dassault Aviation SA	152	26,157
Dassault Systemes SE	3,895	150,700
Edenred	1,429	80,591
Eiffage SA	443	48,730
Engie SA	9,843	144,046
EssilorLuxottica SA	1,660	288,651
Eurazeo SE	248	16,735
Gecina SA REIT	375	43,273
Getlink SE	2,720	45,815
Hermes International	174	315,720
Ipsen SA	243	27,784
Kering SA	409	240,093
Klepierre SA REIT*	1,245	31,169
La Francaise des Jeux SAEM, 144A	466	18,429
Legrand SA	1,442	133,608
L’Oreal SA	1,361	539,968
LVMH Moet Hennessy Louis Vuitton SE	1,556	1,298,522
Orange SA	10,946	124,945
Pernod Ricard SA	1,127	235,664
Publicis Groupe SA	1,222	97,248
Remy Cointreau SA	132	23,232
Renault SA*	1,162	52,198
Safran SA	1,984	281,112
Sanofi	6,379	599,747
Sartorius Stedim Biotech	145	47,344
Schneider Electric SE	3,088	496,851
SEB SA(b)	169	19,555
Societe Generale SA	4,306	124,428
Sodexo SA	462	42,875
Teleperformance	331	86,124
Thales SA	543	75,927
TotalEnergies SE(b)	14,006	867,665
Unibail-Rodamco-Westfield REIT*(b)	564	35,757
Valeo	1,380	28,806
Veolia Environnement SA	3,496	104,682
Vinci SA	2,941	335,457
Vivendi SE	3,875	39,953
Wendel SE	166	18,875
Worldline SA, 144A*	1,243	51,958

(Cost $7,989,338)		10,071,560

Germany - 5.0%
adidas AG	941	140,994
Allianz SE	2,304	541,367
BASF SE	5,277	270,562
Bayer AG	5,384	320,552
Bayerische Motoren Werke AG	1,900	196,441
Bechtle AG	466	19,681
Beiersdorf AG	579	69,202
Brenntag SE	901	68,043

Carl Zeiss Meditec AG	251	33,531
Commerzbank AG*	5,399	65,814
Continental AG	530	38,120
Covestro AG, 144A	1,012	44,582
Daimler Truck Holding AG*	2,474	78,542
Delivery Hero SE, 144A*	879	35,506
Deutsche Bank AG(d)	11,155	139,224
Deutsche Boerse AG	1,036	180,803
Deutsche Lufthansa AG*	4,237	44,017
Deutsche Post AG	5,403	229,276
Deutsche Telekom AG	18,518	415,919
E.ON SE	11,941	130,657
Evonik Industries AG	897	19,193
Fresenius Medical Care AG & Co. KGaA	1,202	46,938
Fresenius SE & Co. KGaA	2,261	62,250
GEA Group AG	769	33,853
Hannover Rueck SE	347	67,422
HeidelbergCement AG	956	65,847
HelloFresh SE*	935	21,035
Henkel AG & Co. KGaA	577	39,944
Infineon Technologies AG	7,083	251,084
Knorr-Bremse AG	426	29,026
LEG Immobilien SE	458	33,319
Mercedes-Benz Group AG	4,408	338,719
Merck KGaA	709	134,496
MTU Aero Engines AG	322	77,822
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	804	277,313
Nemetschek SE	340	19,304
Puma SE	610	38,970
Rational AG	18	11,956
Rheinmetall AG	222	56,495
RWE AG	3,710	157,905
SAP SE	5,858	665,947
Scout24 SE, 144A	317	17,408
Siemens AG	4,325	661,938
Siemens Energy AG*(b)	2,189	43,921
Siemens Healthineers AG, 144A	1,483	77,456
Symrise AG	720	73,718
Telefonica Deutschland Holding AG	5,759	17,488
United Internet AG	567	12,426
Volkswagen AG	191	34,101
Vonovia SE	3,877	97,802
Zalando SE, 144A*	1,332	52,973

(Cost $6,492,315)		6,600,902

Greece - 0.1%
Alpha Services and Holdings SA*	12,017	18,811
Eurobank Ergasias Services and Holdings SA*	16,513	25,360
Hellenic Telecommunications Organization SA	1,100	16,894
JUMBO SA	804	16,039
Motor Oil Hellas Corinth Refineries SA	523	13,874
Mytilineos SA	239	6,451
National Bank of Greece SA*	1,750	9,810
OPAP SA	966	14,999
Public Power Corp. SA*	1,163	10,210
Terna Energy SA	661	13,773

(Cost $119,893)		146,221

Hong Kong - 2.3%
AIA Group Ltd.	65,392	693,541
Alibaba Health Information Technology Ltd.*(b)	25,048	17,870
Beijing Enterprises Holdings Ltd.	4,754	15,565
Beijing Enterprises Water Group Ltd.	29,600	7,429
BOC Hong Kong Holdings Ltd.	20,760	70,219
Bosideng International Holdings Ltd.	14,160	7,847
Budweiser Brewing Co. APAC Ltd., 144A	10,027	30,019
C&D International Investment Group Ltd.	5,397	17,395
China Everbright Environment Group Ltd.	26,229	10,626
China Gas Holdings Ltd.	18,497	25,827
China Jinmao Holdings Group Ltd.	29,943	5,798
China Mengniu Dairy Co. Ltd.*	20,484	90,032
China Merchants Port Holdings Co. Ltd.	8,916	12,495
China Overseas Land & Investment Ltd.	20,926	51,879
China Overseas Property Holdings Ltd.	9,399	10,956
China Power International Development Ltd.(b)	32,211	12,762
China Resources Beer Holdings Co. Ltd.	8,382	61,882
China Resources Cement Holdings Ltd.	18,836	10,127
China Resources Gas Group Ltd.	5,528	23,311
China Resources Land Ltd.	16,909	74,965
China Resources Power Holdings Co. Ltd.	11,465	23,399
China Ruyi Holdings Ltd.*	11,414	2,836
China State Construction International Holdings Ltd.	5,764	6,558
China Taiping Insurance Holdings Co. Ltd.	8,417	9,940
China Traditional Chinese Medicine Holdings Co. Ltd.	18,429	9,556
Chow Tai Fook Jewellery Group Ltd.	11,774	22,800
CK Asset Holdings Ltd.	10,635	66,660
CK Hutchison Holdings Ltd.	14,322	85,391
CK Infrastructure Holdings Ltd.	2,240	11,814
CLP Holdings Ltd.	8,608	60,919
COSCO SHIPPING Ports Ltd.	8,299	5,403
ESR Group Ltd., 144A	14,114	23,987
Far East Horizon Ltd.(b)	11,701	10,345
Futu Holdings Ltd., ADR*(b)	290	14,271
Galaxy Entertainment Group Ltd.	11,799	78,466
GCL Technology Holdings Ltd.*(b)	124,733	32,099

Geely Automobile Holdings Ltd.	31,985	41,482
Guangdong Investment Ltd.	26,717	26,991
Hang Lung Properties Ltd.	11,594	22,363
Hang Seng Bank Ltd.	5,067	82,369
Henderson Land Development Co. Ltd.	8,011	28,117
HKT Trust & HKT Ltd.(a)	19,553	25,408
Hong Kong & China Gas Co. Ltd.	58,802	55,286
Hong Kong Exchanges & Clearing Ltd.	6,988	280,076
Hongkong Land Holdings Ltd.	7,400	33,818
Jardine Matheson Holdings Ltd.	921	45,608
Kingboard Holdings Ltd.	3,978	14,190
Kingboard Laminates Holdings Ltd.	6,739	8,397
Kunlun Energy Co. Ltd.	28,991	23,195
Link REIT	11,095	72,936
MTR Corp. Ltd.	7,996	40,289
New World Development Co. Ltd.	9,515	25,880
Nine Dragons Paper Holdings Ltd.	11,423	9,299
Orient Overseas International Ltd.	824	13,227
Power Assets Holdings Ltd.	8,161	43,667
Shenzhen International Holdings Ltd.	8,123	7,058
Shimao Group Holdings Ltd.*(c)	6,159	0
Sino Biopharmaceutical Ltd.	53,674	27,694
Sino Land Co. Ltd.	16,572	21,239
SITC International Holdings Co. Ltd.	7,529	15,731
Sun Hung Kai Properties Ltd.	8,368	114,283
Swire Pacific Ltd., Class A	3,404	27,754
Swire Properties Ltd.	8,946	23,535
Techtronic Industries Co. Ltd.	7,328	72,866
Vinda International Holdings Ltd.	3,130	8,613
WH Group Ltd., 144A	39,827	23,137
Wharf Real Estate Investment Co. Ltd.	10,016	54,869
Xinyi Glass Holdings Ltd.	10,872	20,305
Yuexiu Property Co. Ltd.	11,555	17,017

(Cost $3,173,295)		3,041,688

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	2,264	17,228
OTP Bank Nyrt	1,369	41,581
Richter Gedeon Nyrt	842	17,666

(Cost $91,148)		76,475

India - 3.6%
ABB India Ltd.	364	14,167
ACC Ltd.	400	8,379
Adani Enterprises Ltd.	1,545	25,489
Adani Green Energy Ltd.*	1,907	11,195
Adani Ports & Special Economic Zone Ltd.	2,531	18,139
Adani Power Ltd.*	4,860	8,601
Adani Total Gas Ltd.	1,501	12,320
Adani Transmission Ltd.*	1,511	11,751
Ambuja Cements Ltd.	3,761	15,564
Apollo Hospitals Enterprise Ltd.	448	23,854
Asian Paints Ltd.	2,199	75,248
AU Small Finance Bank Ltd., 144A	1,340	9,611
Aurobindo Pharma Ltd.	1,823	10,205
Avenue Supermarts Ltd., 144A*	813	33,604
Axis Bank Ltd.	12,277	125,358
Bajaj Auto Ltd.	242	10,718
Bajaj Finance Ltd.	1,452	107,355
Bajaj Finserv Ltd.	2,280	36,817
Bajaj Holdings & Investment Ltd.	177	13,391
Balkrishna Industries Ltd.	177	4,313
Bandhan Bank Ltd., 144A*	3,700	10,334
Bank of Baroda	9,060	17,426
Berger Paints India Ltd.	1,200	8,413
Bharat Electronics Ltd.	15,339	17,553
Bharat Forge Ltd.	1,102	10,878
Bharat Petroleum Corp. Ltd.	6,191	23,766
Bharti Airtel Ltd.	11,993	107,682
Britannia Industries Ltd.	588	31,736
CG Power & Industrial Solutions Ltd.*	4,785	17,669
Cholamandalam Investment and Finance Co. Ltd.	2,409	22,045
Cipla Ltd.	2,211	24,242
Coal India Ltd.	8,686	22,632
Colgate-Palmolive India Ltd.	694	12,370
Container Corp. Of India Ltd.	1,452	10,372
Dabur India Ltd.	3,991	25,713
Divi’s Laboratories Ltd.	734	25,088
DLF Ltd.	3,332	14,174
Dr. Reddy’s Laboratories Ltd.	626	32,687
Eicher Motors Ltd.	766	28,779
GAIL India Ltd.	13,881	17,236
Godrej Consumer Products Ltd.*	1,827	20,405
Godrej Properties Ltd.*	767	10,210
Grasim Industries Ltd.	1,167	22,284
Havells India Ltd.	1,403	20,316
HCL Technologies Ltd.	5,793	75,514
HDFC Life Insurance Co. Ltd., 144A	5,058	29,907
Hero MotoCorp Ltd.	692	20,250
Hindalco Industries Ltd.	6,994	33,774
Hindustan Petroleum Corp. Ltd.	3,845	10,012
Hindustan Unilever Ltd.	4,481	133,380
Housing Development Finance Corp. Ltd.	9,472	298,989
ICICI Bank Ltd.	30,023	310,463
ICICI Lombard General Insurance Co. Ltd., 144A	1,437	19,153
ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	11,713
Indian Hotels Co. Ltd.	5,027	18,897
Indian Oil Corp. Ltd.	15,346	14,118
Indian Railway Catering & Tourism Corp. Ltd.	1,558	11,482

Indraprastha Gas Ltd.	1,513	8,028
Indus Towers Ltd.	4,143	8,565
Info Edge India Ltd.	447	18,880
Infosys Ltd.	18,396	331,024
InterGlobe Aviation Ltd., 144A*	612	13,743
ITC Ltd.	17,688	80,601
Jindal Steel & Power Ltd.	2,591	17,213
JSW Steel Ltd.	4,507	36,375
Jubilant Foodworks Ltd.	2,564	13,673
Kotak Mahindra Bank Ltd.	3,136	65,599
Larsen & Toubro Ltd.	3,699	94,375
LTIMindtree Ltd., 144A	488	27,875
Lupin Ltd.	460	3,668
Mahindra & Mahindra Ltd.	4,490	68,957
Marico Ltd.*	3,283	19,535
Maruti Suzuki India Ltd.	642	66,977
Mphasis Ltd.	553	13,616
MRF Ltd.	5	5,157
Muthoot Finance Ltd.	756	8,894
Nestle India Ltd.	177	39,974
NTPC Ltd.	17,945	37,011
Oil & Natural Gas Corp. Ltd.	14,761	27,150
Page Industries Ltd.	35	16,076
Petronet LNG Ltd.	3,652	9,832
PI Industries Ltd.	355	13,310
Pidilite Industries Ltd.	770	21,431
Power Grid Corp. of India Ltd.	17,432	46,866
Reliance Industries Ltd.	17,244	484,472
Samvardhana Motherson International Ltd.	11,778	11,348
SBI Cards & Payment Services Ltd.	1,384	12,564
SBI Life Insurance Co. Ltd., 144A	2,079	28,192
Shree Cement Ltd.	72	22,721
Shriram Finance Ltd.	1,196	17,410
Siemens Ltd.	413	16,220
SRF Ltd.	973	25,524
State Bank of India	10,321	65,271
Sun Pharmaceutical Industries Ltd.	5,281	61,110
Tata Consultancy Services Ltd.	4,977	199,450
Tata Consumer Products Ltd.	3,294	28,502
Tata Elxsi Ltd.	210	15,570
Tata Motors Ltd.*	10,084	51,318
Tata Power Co. Ltd.	8,029	19,672
Tata Steel Ltd.	39,753	49,987
Tech Mahindra Ltd.	3,212	42,750
Titan Co. Ltd.	1,960	56,258
Torrent Pharmaceuticals Ltd.	496	8,759
Trent Ltd.	1,162	17,966
Tube Investments of India Ltd.	613	20,554
TVS Motor Co. Ltd.	1,211	15,825
UltraTech Cement Ltd.	660	57,973
United Spirits Ltd.*	1,860	16,663
UPL Ltd.	2,858	24,000
Varun Beverages Ltd.	1,445	22,737
Vedanta Ltd.	2,680	8,700
Wipro Ltd.	6,894	32,278
Yes Bank Ltd.*	56,316	11,888
Zomato Ltd.*	9,586	6,204

(Cost $4,166,816)		4,684,032

Indonesia - 0.5%
Aneka Tambang Tbk	47,388	6,184
PT Adaro Energy Indonesia Tbk	82,036	16,084
PT Astra International Tbk	100,569	40,228
PT Bank Central Asia Tbk	302,998	173,851
PT Bank Mandiri Persero Tbk	115,717	75,880
PT Bank Negara Indonesia Persero Tbk	41,364	23,801
PT Bank Rakyat Indonesia Persero Tbk	368,084	112,718
PT Barito Pacific Tbk	142,535	8,739
PT Charoen Pokphand Indonesia Tbk	46,010	16,217
PT Indah Kiat Pulp & Paper Tbk	20,659	10,736
PT Indofood CBP Sukses Makmur Tbk	15,127	10,043
PT Indofood Sukses Makmur Tbk	13,056	5,543
PT Kalbe Farma Tbk	126,870	17,554
PT Merdeka Copper Gold Tbk*	79,644	23,710
PT Sarana Menara Nusantara Tbk	163,488	11,257
PT Semen Indonesia Persero Tbk	26,264	12,443
PT Sumber Alfaria Trijaya Tbk	55,000	10,459
PT Telkom Indonesia Persero Tbk	276,435	70,332
PT Unilever Indonesia Tbk	21,499	5,893
PT United Tractors Tbk	11,193	20,478
PT Vale Indonesia Tbk*	18,118	8,109

(Cost $591,026)		680,259

Ireland - 0.7%
AerCap Holdings NV*	640	39,962
AIB Group PLC	6,701	28,677
Bank of Ireland Group PLC	6,581	72,600
CRH PLC	4,100	193,064
DCC PLC	616	34,247
Experian PLC	4,990	168,362
Flutter Entertainment PLC*	920	148,249
James Hardie Industries PLC CDI	2,457	51,302
Kerry Group PLC, Class A	809	77,542
Kingspan Group PLC	920	59,923
Smurfit Kappa Group PLC	1,239	46,352

(Cost $813,300)		920,280

Israel - 0.4%
Azrieli Group Ltd.	249	13,972
Bank Hapoalim BM	6,392	53,503
Bank Leumi Le-Israel BM	7,825	60,892
Bezeq The Israeli Telecommunication Corp. Ltd.	14,022	19,413
Check Point Software Technologies Ltd.*	545	67,427

CyberArk Software Ltd.*	225	32,573
Elbit Systems Ltd.	186	31,535
ICL Group Ltd.	4,138	30,083
Israel Discount Bank Ltd., Class A	7,946	37,714
Mizrahi Tefahot Bank Ltd.	670	19,935
Nice Ltd.*	386	79,875
Teva Pharmaceutical Industries Ltd., ADR*	6,547	64,881
Tower Semiconductor Ltd.*	690	28,216
Wix.com Ltd.*	337	30,509

(Cost $649,620)		570,528

Italy - 1.3%
Amplifon SpA	798	23,110
Assicurazioni Generali SpA	6,112	120,954
Davide Campari-Milano NV	3,324	37,250
DiaSorin SpA	150	18,110
Enel SpA	46,483	261,411
Eni SpA	14,140	199,900
Ferrari NV	690	179,023
FinecoBank Banca Fineco SpA	2,978	51,500
Infrastrutture Wireless Italiane SpA, 144A	2,148	23,674
Intesa Sanpaolo SpA	89,593	242,734
Mediobanca Banca di Credito Finanziario SpA	2,730	29,164
Moncler SpA	1,076	65,781
Nexi SpA, 144A*	3,229	26,134
Poste Italiane SpA, 144A	2,858	30,834
Prysmian SpA	1,468	56,472
Recordati Industria Chimica e Farmaceutica SpA	624	26,492
Snam SpA	11,803	58,001
Telecom Italia SpA*(b)	59,521	19,466
Terna - Rete Elettrica Nazionale	8,322	62,742
UniCredit SpA	10,425	213,341

(Cost $1,569,225)		1,746,093

Japan - 13.5%
Advantest Corp.	1,000	79,395
Aeon Co. Ltd.(b)	3,500	65,293
AGC, Inc.	1,200	44,420
Aisin Corp.	800	21,916
Ajinomoto Co., Inc.	2,500	73,776
ANA Holdings, Inc.*(b)	600	12,178
Asahi Group Holdings Ltd.	2,400	84,892
Asahi Intecc Co. Ltd.	1,300	22,151
Asahi Kasei Corp.	7,800	54,412
Astellas Pharma, Inc.	9,900	139,533
Azbil Corp.	800	20,800
Bandai Namco Holdings, Inc.	1,100	67,977
BayCurrent Consulting, Inc.	800	31,435
Bridgestone Corp.	3,100	118,964
Brother Industries Ltd.	1,519	22,346
Canon, Inc.	5,300	114,463
Capcom Co. Ltd.	1,100	34,619
Central Japan Railway Co.	800	89,956
Chiba Bank Ltd.	1,800	13,181
Chubu Electric Power Co., Inc.	4,000	41,482
Chugai Pharmaceutical Co. Ltd.	4,164	103,798
Concordia Financial Group Ltd.	6,100	26,209
CyberAgent, Inc.	2,500	21,409
Dai Nippon Printing Co. Ltd.	1,400	37,531
Daifuku Co. Ltd.	600	32,742
Dai-ichi Life Holdings, Inc.	5,300	113,022
Daiichi Sankyo Co. Ltd.	9,526	299,657
Daikin Industries Ltd.	1,313	225,126
Daito Trust Construction Co. Ltd.	300	28,269
Daiwa House Industry Co. Ltd.	3,871	89,358
Daiwa House REIT Investment Corp. REIT(b)	10	20,646
Daiwa Securities Group, Inc.	6,200	29,644
Denso Corp.	2,700	143,552
Dentsu Group, Inc.	1,300	41,725
Disco Corp.	141	44,219
East Japan Railway Co.	1,570	79,633
Eisai Co. Ltd.	1,400	75,596
ENEOS Holdings, Inc.	16,393	56,624
FANUC Corp.	1,025	174,428
Fast Retailing Co. Ltd.	948	187,295
Fuji Electric Co. Ltd.	600	23,179
FUJIFILM Holdings Corp.	1,900	88,668
Fujitsu Ltd.	1,100	141,545
GLP J REIT	19	19,969
GMO Payment Gateway, Inc.	300	24,656
Hakuhodo DY Holdings, Inc.	1,200	13,379
Hamamatsu Photonics KK	700	34,343
Hankyu Hanshin Holdings, Inc.	1,500	42,690
Hikari Tsushin, Inc.	100	14,520
Hirose Electric Co. Ltd.	205	25,069
Hitachi Construction Machinery Co. Ltd.	600	13,419
Hitachi Ltd.	5,641	285,458
Honda Motor Co. Ltd.	8,943	232,647
Hoshizaki Corp.	656	23,247
Hoya Corp.	1,978	195,686
Hulic Co. Ltd.	1,300	10,350
Ibiden Co. Ltd.	600	20,602
Idemitsu Kosan Co. Ltd.	1,232	27,462
Iida Group Holdings Co. Ltd.	800	13,297
Inpex Corp.	6,900	72,621
Isuzu Motors Ltd.	3,300	39,482
ITOCHU Corp.	6,500	194,253
Itochu Techno-Solutions Corp.	500	11,127
Japan Airlines Co. Ltd.*	900	16,948
Japan Exchange Group, Inc.	3,000	44,773

Japan Metropolitan Fund Invest REIT(b)	45	33,811
Japan Post Bank Co. Ltd.(b)	2,400	20,729
Japan Post Holdings Co. Ltd.	12,999	115,521
Japan Post Insurance Co. Ltd.	1,100	19,083
Japan Real Estate Investment Corp. REIT	7	28,996
Japan Tobacco, Inc.	6,588	134,005
JFE Holdings, Inc.	2,700	33,434
JSR Corp.	700	15,912
Kajima Corp.	1,800	21,509
Kansai Electric Power Co., Inc.	3,600	33,897
Kao Corp.	2,611	97,609
KDDI Corp.	9,400	275,189
Keio Corp.	600	20,910
Keisei Electric Railway Co. Ltd.	800	23,121
Keyence Corp.	1,074	464,528
Kikkoman Corp.	900	42,106
Kintetsu Group Holdings Co. Ltd.	1,000	30,296
Kirin Holdings Co. Ltd.	4,600	68,888
Kobayashi Pharmaceutical Co. Ltd.	400	24,090
Kobe Bussan Co. Ltd.	800	21,887
Koei Tecmo Holdings Co. Ltd.	520	8,715
Koito Manufacturing Co. Ltd.	1,200	20,156
Komatsu Ltd.	5,000	119,717
Konami Group Corp.	600	26,485
Kose Corp.	200	22,607
Kubota Corp.	5,500	83,032
Kurita Water Industries Ltd.	700	31,670
Kyocera Corp.	1,684	82,966
Kyowa Kirin Co. Ltd.	1,700	36,396
Lasertec Corp.	400	65,073
Lixil Corp.	1,300	20,729
M3, Inc.	2,442	58,326
Makita Corp.	1,400	34,960
Marubeni Corp.	8,800	112,460
MatsukiyoCocokara & Co.	800	37,193
Mazda Motor Corp.	3,200	28,838
McDonald’s Holdings Co. Japan Ltd.	400	15,835
MEIJI Holdings Co. Ltd.	700	32,081
MINEBEA MITSUMI, Inc.	2,200	38,165
MISUMI Group, Inc.	1,400	33,315
Mitsubishi Chemical Group Corp.	9,100	53,001
Mitsubishi Corp.	6,944	236,082
Mitsubishi Electric Corp.	11,600	130,607
Mitsubishi Estate Co. Ltd.	6,600	82,188
Mitsubishi HC Capital, Inc.	4,000	20,888
Mitsubishi Heavy Industries Ltd.	1,700	62,616
Mitsubishi UFJ Financial Group, Inc.	65,100	461,445
Mitsui & Co. Ltd.	7,800	219,068
Mitsui Chemicals, Inc.	1,100	26,540
Mitsui Fudosan Co. Ltd.	4,900	93,390
Mitsui OSK Lines Ltd.(b)	2,100	54,908
Mizuho Financial Group, Inc.	13,250	206,552
MonotaRO Co. Ltd.	1,600	21,763
MS&AD Insurance Group Holdings, Inc.	2,300	75,205
Murata Manufacturing Co. Ltd.	3,100	166,663
NEC Corp.	1,300	46,546
Nexon Co. Ltd.	2,460	53,336
NGK Insulators Ltd.	2,300	30,542
Nidec Corp.	2,400	121,556
Nihon M&A Center Holdings, Inc.	1,200	10,021
Nintendo Co. Ltd.	6,000	225,801
Nippon Building Fund, Inc. REIT	9	38,008
NIPPON EXPRESS HOLDINGS, Inc.	500	27,909
Nippon Paint Holdings Co. Ltd.	4,900	42,790
Nippon Prologis REIT, Inc. REIT	12	25,612
Nippon Sanso Holdings Corp.	500	8,916
Nippon Shinyaku Co. Ltd.	200	8,960
Nippon Steel Corp.	4,510	100,598
Nippon Telegraph & Telephone Corp.	6,400	185,530
Nippon Yusen KK(b)	2,500	64,853
Nissan Chemical Corp.	600	26,352
Nissan Motor Co. Ltd.	12,100	46,887
Nisshin Seifun Group, Inc.	1,150	13,294
Nissin Foods Holdings Co. Ltd.	415	34,564
Nitori Holdings Co. Ltd.	401	45,356
Nitto Denko Corp.	700	42,158
Nomura Holdings, Inc.	15,300	63,074
Nomura Real Estate Holdings, Inc.	600	13,374
Nomura Real Estate Master Fund, Inc. REIT(b)	27	29,944
Nomura Research Institute Ltd.	2,156	48,138
NTT Data Corp.	3,400	47,196
Obayashi Corp.	3,900	28,844
Obic Co. Ltd.	400	58,580
Odakyu Electric Railway Co. Ltd.	2,600	31,527
Oji Holdings Corp.	4,122	16,742
Olympus Corp.	6,600	111,200
Omron Corp.	1,300	69,815
Ono Pharmaceutical Co. Ltd.	1,800	36,752
Open House Group Co. Ltd.	500	17,994
Oracle Corp.	200	13,632
Oriental Land Co. Ltd.	1,125	179,754
ORIX Corp.	7,256	130,113
Osaka Gas Co. Ltd.	2,308	37,513
Otsuka Corp.	608	20,497
Otsuka Holdings Co. Ltd.	2,183	66,281
Pan Pacific International Holdings Corp.	1,800	32,918
Panasonic Holdings Corp.	11,800	102,872
Persol Holdings Co. Ltd.	1,000	20,029
Rakuten Group, Inc.	4,800	23,691
Recruit Holdings Co. Ltd.	7,800	212,193
Renesas Electronics Corp.*	5,800	75,144

Resona Holdings, Inc.	11,900	65,542
Ricoh Co. Ltd.	3,800	29,528
Rohm Co. Ltd.	400	30,788
SBI Holdings, Inc.	1,517	32,723
SCSK Corp.	900	13,055
Secom Co. Ltd.	1,100	64,010
Seiko Epson Corp.	1,700	23,436
Sekisui Chemical Co. Ltd.	1,600	21,446
Sekisui House Ltd.	4,000	75,781
Seven & i Holdings Co. Ltd.(b)	4,061	181,642
SG Holdings Co. Ltd.	1,400	20,184
Sharp Corp.(b)	1,300	8,975
Shimadzu Corp.	1,400	40,461
Shimano, Inc.	453	70,584
Shimizu Corp.	3,000	16,195
Shin-Etsu Chemical Co. Ltd.	2,079	292,408
Shionogi & Co. Ltd.	1,409	62,702
Shiseido Co. Ltd.	2,106	96,998
Shizuoka Financial Group, Inc.	1,600	12,785
SMC Corp.	308	156,313
SoftBank Corp.	15,400	173,901
SoftBank Group Corp.	6,600	267,432
Sompo Holdings, Inc.	1,600	68,616
Sony Group Corp.	7,100	596,034
Square Enix Holdings Co. Ltd.	500	22,291
Subaru Corp.	3,200	51,412
SUMCO Corp.	2,100	28,981
Sumitomo Chemical Co. Ltd.	9,300	32,581
Sumitomo Corp.	6,200	105,781
Sumitomo Electric Industries Ltd.	4,400	54,146
Sumitomo Metal Mining Co. Ltd.	1,500	55,745
Sumitomo Mitsui Financial Group, Inc.	7,100	311,419
Sumitomo Mitsui Trust Holdings, Inc.	1,810	67,067
Sumitomo Realty & Development Co. Ltd.	1,439	33,979
Suntory Beverage & Food Ltd.	800	28,086
Suzuki Motor Corp.	1,900	66,745
Sysmex Corp.	900	53,945
T&D Holdings, Inc.	2,900	43,898
Taisei Corp.	1,100	35,871
Takeda Pharmaceutical Co. Ltd.	8,187	253,268
TDK Corp.	2,100	70,332
Terumo Corp.	4,000	107,554
TIS, Inc.	1,300	32,272
Tobu Railway Co. Ltd.	1,092	24,382
Toho Co. Ltd.	500	17,407
Tokio Marine Holdings, Inc.	10,002	212,337
Tokyo Electric Power Co. Holdings, Inc.*	6,600	21,910
Tokyo Electron Ltd.	838	287,488
Tokyo Gas Co. Ltd.	2,000	38,603
Tokyu Corp.	2,800	33,726
TOPPAN, Inc.	1,500	27,135
Toray Industries, Inc.	7,000	40,060
Toshiba Corp.	2,051	63,524
Tosoh Corp.	1,100	14,962
TOTO Ltd.	740	24,702
Toyota Industries Corp.	900	52,815
Toyota Motor Corp.	60,020	821,029
Toyota Tsusho Corp.	1,100	44,919
Trend Micro, Inc.	800	37,663
Unicharm Corp.	2,205	81,670
USS Co. Ltd.	1,100	17,847
Welcia Holdings Co. Ltd.	600	13,128
West Japan Railway Co.	1,100	42,690
Yakult Honsha Co. Ltd.	800	54,585
Yamaha Corp.	800	30,377
Yamaha Motor Co. Ltd.	1,800	46,073
Yamato Holdings Co. Ltd.	1,800	30,420
Yaskawa Electric Corp.	1,500	59,050
Yokogawa Electric Corp.	1,361	20,332
Z Holdings Corp.	18,000	48,743
ZOZO, Inc.	733	16,285

(Cost $16,251,559)		17,746,398

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $26,809)	1,155	24,063

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	8,404	16,507
Boubyan Bank KSCP	6,253	15,582
Gulf Bank KSCP	4,222	4,167
Kuwait Finance House KSCP	40,647	113,467
Mabanee Co KPSC	3,434	8,792
Mobile Telecommunications Co. KSCP	11,016	20,058
National Bank of Kuwait SAKP	39,462	137,539

(Cost $258,452)		316,112

Luxembourg - 0.2%
ArcelorMittal SA	2,686	80,812
Aroundtown SA (b)	4,679	12,135
Eurofins Scientific SE	654	45,654
Reinet Investments SCA	806	15,931
Tenaris SA	2,613	43,336

(Cost $187,937)		197,868

Macau - 0.0%
Sands China Ltd.*
(Cost $56,312)	14,172	49,109

Malaysia - 0.4%
AMMB Holdings Bhd	10,087	9,014
Axiata Group Bhd	11,876	8,389
CIMB Group Holdings Bhd	34,514	43,147
Dialog Group Bhd	23,700	11,883
DiGi.Com Bhd	20,644	19,781
Gamuda Bhd	16,900	15,817
Genting Bhd	16,200	16,823

Genting Malaysia Bhd	21,700	13,056
HAP Seng Consolidated Bhd	2,069	2,812
Hong Leong Bank Bhd	5,182	23,719
Hong Leong Financial Group Bhd	1,753	7,117
IHH Healthcare Bhd	9,091	11,730
Inari Amertron Bhd	21,000	11,465
IOI Corp. Bhd	12,200	10,413
Kuala Lumpur Kepong Bhd	2,620	12,144
Malayan Banking Bhd	28,237	55,373
Malaysia Airports Holdings Bhd*	8,400	12,710
Maxis Bhd	12,100	10,543
MISC Bhd	6,000	10,108
MR DIY Group M Bhd, 144A	17,400	6,592
Nestle Malaysia Bhd	300	9,032
Petronas Chemicals Group Bhd	13,257	21,152
Petronas Dagangan Bhd	1,500	7,026
Petronas Gas Bhd	4,641	17,230
PPB Group Bhd	2,440	9,515
Press Metal Aluminium Holdings Bhd	21,100	24,262
Public Bank Bhd	77,700	71,510
QL Resources Bhd	7,800	10,099
RHB Bank Bhd	3,191	4,039
Sime Darby Bhd	8,000	4,047
Sime Darby Plantation Bhd	11,711	11,039
Telekom Malaysia Bhd	4,400	4,932
Tenaga Nasional Bhd	14,500	30,276
Top Glove Corp. Bhd*	37,600	6,326

(Cost $594,921)		543,121

Mexico - 0.7%
Alfa SAB de CV, Class A	20,533	13,399
America Movil SAB de CV, Series L	146,924	152,413
Arca Continental SAB de CV	2,306	19,462
Banco del Bajio SA, 144A	4,748	18,170
Cemex SAB de CV, Series CPO*	79,753	39,928
Coca-Cola Femsa SAB de CV	2,948	21,323
Fibra Uno Administracion SA de CV REIT	16,664	23,735
Fomento Economico Mexicano SAB de CV	10,640	98,197
Gruma SAB de CV, Class B	1,259	18,456
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	42,924
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	34,622
Grupo Bimbo SAB de CV, Series A	6,565	31,163
Grupo Carso SAB de CV, Series A1	2,233	10,669
Grupo Financiero Banorte SAB de CV, Class O	13,622	114,983
Grupo Financiero Inbursa SAB de CV, Class O*	14,955	31,036
Grupo Mexico SAB de CV, Series B	17,101	76,726
Grupo Televisa SAB, Series CPO	14,028	14,038
Industrias Penoles SAB de CV*	567	6,784
Kimberly-Clark de Mexico SAB de CV, Class A	7,913	15,877
Operadora De Sites Mexicanos SAB de CV, Class A-1	11,601	11,850
Orbia Advance Corp. SAB de CV	6,495	13,564
Promotora y Operadora de Infraestructura SAB de CV	496	4,838
Wal-Mart de Mexico SAB de CV	31,867	125,420

(Cost $806,017)		939,577

Netherlands - 3.1%
ABN AMRO Bank NV, 144A	2,423	42,812
Adyen NV, 144A*	126	179,275
Aegon NV	9,689	50,554
Akzo Nobel NV	984	72,063
Argenx SE*	336	121,614
ASM International NV	248	84,726
ASML Holding NV	2,263	1,397,848
Euronext NV, 144A	502	36,711
EXOR NV*	689	56,814
Heineken Holding NV	636	54,455
Heineken NV	1,402	143,100
IMCD NV	353	55,968
ING Groep NV	20,584	288,823
JDE Peet’s NV	549	16,166
Just Eat Takeaway.com NV, 144A*	771	16,881
Koninklijke Ahold Delhaize NV	5,683	180,418
Koninklijke DSM NV	944	116,521
Koninklijke KPN NV	18,070	61,944
Koninklijke Philips NV	4,727	77,246
NEPI Rockcastle NV	2,489	14,931
NN Group NV	1,526	61,818
OCI NV	441	14,646
Prosus NV*	4,538	326,005
QIAGEN NV*	1,377	63,443
Randstad NV	712	43,754
Stellantis NV	12,760	223,417
Universal Music Group NV	3,942	93,187
Wolters Kluwer NV	1,423	164,734

(Cost $3,218,651)		4,059,874

New Zealand - 0.2%
Auckland International Airport Ltd.*	6,402	34,596
Fisher & Paykel Healthcare Corp. Ltd.	3,273	52,576
Mercury NZ Ltd.	3,536	13,708
Meridian Energy Ltd.	7,709	25,310
Spark New Zealand Ltd.	11,432	35,342
Xero Ltd.*	694	36,285

(Cost $184,370)		197,817

Norway - 0.4%
Adevinta ASA*	1,580	11,822
Aker BP ASA	1,768	47,721

DNB Bank ASA	5,027	100,493
Equinor ASA	5,126	158,028
Gjensidige Forsikring ASA	1,249	22,178
Kongsberg Gruppen ASA	475	19,769
Mowi ASA(b)	2,153	37,245
Norsk Hydro ASA	7,355	53,586
Orkla ASA	4,370	29,423
Salmar ASA	350	14,560
Telenor ASA	4,445	49,887
Yara International ASA	981	46,675

(Cost $579,816)		591,387

Peru - 0.0%
Cia de Minas Buenaventura SAA, ADR	1,193	9,043
Credicorp Ltd.	377	48,037

(Cost $73,040)		57,080

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	7,900	7,707
ACEN Corp.	4,620	529
Ayala Corp.	1,400	15,808
Ayala Land, Inc.	43,600	22,450
Bank of the Philippine Islands	11,530	22,873
BDO Unibank, Inc.	9,720	21,670
International Container Terminal Services, Inc.	4,050	14,620
JG Summit Holdings, Inc.	22,570	20,103
Jollibee Foods Corp.	2,230	9,669
Manila Electric Co.	860	4,938
Metropolitan Bank & Trust Co.	12,041	12,661
Monde Nissin Corp., 144A	36,400	7,931
PLDT, Inc.	600	13,930
SM Investments Corp.	1,265	19,472
SM Prime Holdings, Inc.	63,200	38,879
Universal Robina Corp.	4,470	11,024

(Cost $271,319)		244,264

Poland - 0.2%
Allegro.eu SA, 144A*	2,074	13,546
Bank Polska Kasa Opieki SA	1,080	21,772
CD Projekt SA	384	11,429
Cyfrowy Polsat SA	1,176	4,560
Dino Polska SA, 144A*	212	17,709
KGHM Polska Miedz SA	693	19,847
LPP SA	6	12,705
mBank SA*	102	7,521
PGE Polska Grupa Energetyczna SA*	5,244	7,875
Polski Koncern Naftowy ORLEN SA	3,024	45,314
Powszechna Kasa Oszczednosci Bank Polski SA	5,325	37,203
Powszechny Zaklad Ubezpieczen SA	3,645	30,005
Santander Bank Polska SA	169	11,351

(Cost $288,916)		240,837

Portugal - 0.1%
EDP - Energias de Portugal SA	13,759	69,505
Galp Energia SGPS SA	3,020	36,926
Jeronimo Martins SGPS SA	1,416	29,085

(Cost $123,372)		135,516

Qatar - 0.3%
Barwa Real Estate Co.	7,266	5,487
Commercial Bank PSQC	20,519	34,652
Industries Qatar QSC	8,441	32,264
Masraf Al Rayan QSC	36,318	26,926
Mesaieed Petrochemical Holding Co.	25,772	14,869
Ooredoo QPSC	5,108	12,904
Qatar Electricity & Water Co. QSC	2,691	12,887
Qatar Fuel QSC	2,870	12,806
Qatar Gas Transport Co. Ltd.	16,921	16,959
Qatar International Islamic Bank QSC	4,630	13,337
Qatar Islamic Bank SAQ	9,924	50,686
Qatar National Bank QPSC	24,254	112,221

(Cost $333,074)		345,998

Russia - 0.0%
Alrosa PJSC*(c)	15,266	0
Gazprom PJSC(c)	63,321	0
Inter RAO UES PJSC(c)	208,853	0
LUKOIL PJSC(c)	2,194	0
Magnit PJSC, GDR*(c)	3	0
Magnit PJSC*(c)	443	0
MMC Norilsk Nickel PJSC(c)	352	0
Mobile TeleSystems PJSC, ADR*(c)	3,019	0
Moscow Exchange MICEX-RTS PJSC*(c)	8,105	0
Novatek PJSC(c)	5,150	0
Novolipetsk Steel PJSC*(c)	7,219	0
Ozon Holdings PLC, ADR*(c)	322	0
PhosAgro PJSC(c)	217	0
PhosAgro PJSC, GDR*(c)	4	0
Polyus PJSC*(c)	204	0
Rosneft Oil Co. PJSC(c)	6,103	0
Sberbank of Russia PJSC*(c)	57,586	0
Severstal PAO*(c)	1,243	0
Surgutneftegas PJSC(c)	29,592	0
Tatneft PJSC(c)	7,874	0
United Co RUSAL International PJSC(c)	21,438	0
VK Co. Ltd., GDR*(c)	452	0
VTB Bank PJSC*(c)	16,943,490	0
X5 Retail Group NV, GDR*(c)	635	0
Yandex NV, Class A*(c)	1,576	0

(Cost $1,162,914)		0

Saudi Arabia - 1.0%
ACWA Power Co.	500	18,574
Advanced Petrochemical Co.	941	12,112
Al Rajhi Bank*	10,659	199,680
Alinma Bank	5,083	39,890
Almarai Co. JSC	1,382	19,334

Arab National Bank	3,205	19,661
Bank AlBilad*	2,723	25,868
Bank Al-Jazira	2,489	12,018
Banque Saudi Fransi	3,616	31,509
Bupa Arabia for Cooperative Insurance Co.	417	17,179
Dallah Healthcare Co.	333	12,973
Dar Al Arkan Real Estate Development Co.*	924	3,536
Dr Sulaiman Al Habib Medical Services Group Co.	469	28,970
Elm Co.	154	15,553
Emaar Economic City*	1,215	2,444
Etihad Etisalat Co.	2,194	22,860
Jarir Marketing Co.	320	12,603
Mobile Telecommunications Co. Saudi Arabia*	2,628	7,269
Mouwasat Medical Services Co.	284	13,668
Nahdi Medical Co.	215	10,691
National Industrialization Co.*	3,439	11,052
Rabigh Refining & Petrochemical Co.*	3,673	9,944
Riyad Bank	7,111	49,363
SABIC Agri-Nutrients Co.	1,251	44,538
Sahara International Petrochemical Co.	2,888	27,243
Saudi Arabian Mining Co.*	4,605	78,046
Saudi Arabian Oil Co., 144A	13,835	117,238
Saudi Basic Industries Corp.	4,662	109,946
Saudi British Bank	4,382	38,710
Saudi Electricity Co.	5,222	30,892
Saudi Industrial Investment Group	2,082	12,394
Saudi Investment Bank	2,706	11,408
Saudi Kayan Petrochemical Co.*	4,663	15,781
Saudi National Bank	11,747	147,908
Saudi Research & Media Group*	208	10,321
Saudi Tadawul Group Holding Co.	228	8,676
Saudi Telecom Co.	8,734	81,809
Savola Group	1,298	9,408
Yanbu National Petrochemical Co.	1,411	15,792

(Cost $1,291,739)		1,356,861

Singapore - 1.0%
BOC Aviation Ltd., 144A	1,235	8,921
CapitaLand Ascendas REIT	18,346	37,687
CapitaLand Integrated Commercial Trust REIT	30,940	44,513
Capitaland Investment Ltd.	14,057	38,779
City Developments Ltd.	2,200	12,579
DBS Group Holdings Ltd.	10,606	268,758
Genting Singapore Ltd.	28,300	21,407
Grab Holdings Ltd., Class A*	8,644	27,747
Jardine Cycle & Carriage Ltd.	700	15,423
JOYY, Inc., ADR	289	9,075
Keppel Corp. Ltd.	8,500	34,543
Mapletree Logistics Trust REIT	22,909	28,712
Mapletree Pan Asia Commercial Trust REIT	17,100	21,812
Oversea-Chinese Banking Corp. Ltd.	20,165	189,470
Sea Ltd., ADR*	1,939	121,168
Sembcorp Marine Ltd.*(c)	162,350	15,290
Singapore Airlines Ltd.	6,750	28,483
Singapore Exchange Ltd.	5,093	32,897
Singapore Technologies Engineering Ltd.	9,430	24,966
Singapore Telecommunications Ltd.	44,200	77,685
United Overseas Bank Ltd.	6,422	142,494
UOL Group Ltd.	2,600	13,169
Venture Corp. Ltd.	1,100	14,006
Wilmar International Ltd.	11,237	32,833

(Cost $1,346,343)		1,262,417

South Africa - 0.9%
Absa Group Ltd.	4,904	52,992
African Rainbow Minerals Ltd.	612	8,477
Anglo American Platinum Ltd.	255	14,124
AngloGold Ashanti Ltd.	2,167	36,588
Aspen Pharmacare Holdings Ltd.	2,097	16,202
Bid Corp. Ltd.	1,419	31,077
Bidvest Group Ltd.	1,207	15,401
Capitec Bank Holdings Ltd.	454	43,373
Clicks Group Ltd.(b)	1,169	17,027
Discovery Ltd.*	3,021	24,634
Exxaro Resources Ltd.	1,589	17,402
FirstRand Ltd.	27,022	96,449
Foschini Group Ltd.	555	3,069
Gold Fields Ltd.	5,241	47,599
Growthpoint Properties Ltd. REIT	15,095	11,047
Harmony Gold Mining Co. Ltd.	3,264	9,919
Impala Platinum Holdings Ltd.	5,693	53,167
Kumba Iron Ore Ltd.(b)	412	10,747
Mr Price Group Ltd.	1,532	12,702
MTN Group Ltd.	9,663	76,194
MultiChoice Group	2,644	20,300
Naspers Ltd., Class N	1,178	208,919
Nedbank Group Ltd.	2,667	33,485
Northam Platinum Holdings Ltd.*	2,088	17,196
Old Mutual Ltd.	28,074	18,207
Pepkor Holdings Ltd., 144A	10,826	11,053
Remgro Ltd.	3,115	23,709
Sanlam Ltd.	6,983	22,749
Sasol Ltd.	3,350	49,313
Shoprite Holdings Ltd.	3,096	37,516
Sibanye Stillwater Ltd.	20,671	41,770
Standard Bank Group Ltd.	7,854	78,510
Vodacom Group Ltd.	4,033	27,826

Woolworths Holdings Ltd.	5,743	24,079

(Cost $1,247,294)		1,212,822

South Korea - 3.0%
Amorepacific Corp.	95	9,936
BGF retail Co. Ltd.	27	3,687
Celltrion Healthcare Co. Ltd.	580	23,888
Celltrion Pharm, Inc.*	135	5,846
Celltrion, Inc.	581	63,753
Cheil Worldwide, Inc.	320	4,837
CJ CheilJedang Corp.	49	11,887
CJ Corp.	66	4,334
Coway Co. Ltd.	325	13,116
DB Insurance Co. Ltd.	281	16,351
Doosan Bobcat, Inc.	30	859
Doosan Enerbility Co. Ltd.*	2,580	31,703
Ecopro BM Co. Ltd.	264	33,178
E-MART, Inc.	125	10,580
F&F Co. Ltd. / New	56	5,878
GS Holdings Corp.	304	9,339
Hana Financial Group, Inc.	1,557	53,420
Hankook Tire & Technology Co. Ltd.	342	9,615
Hanmi Pharm. Co. Ltd.*	27	5,285
Hanon Systems	837	5,712
Hanwha Solutions Corp.*(c)	760	23,893
HD Hyundai Co. Ltd.	312	14,006
HLB, Inc.*	703	17,160
HMM Co. Ltd.*	1,108	18,882
Hotel Shilla Co. Ltd.	152	9,213
HYBE Co. Ltd.*	99	13,848
Hyundai Engineering & Construction Co. Ltd.	541	14,882
Hyundai Glovis Co. Ltd.	55	6,592
Hyundai Heavy Industries Co. Ltd.	124	9,971
Hyundai Mipo Dockyard Co. Ltd.	203	10,769
Hyundai Mobis Co. Ltd.	343	55,082
Hyundai Motor Co.	745	99,258
Hyundai Steel Co.	483	12,775
Iljin Materials Co. Ltd.*	143	6,873
Industrial Bank of Korea	1,244	9,758
Kakao Corp.	1,782	84,033
Kakao Games Corp.*	182	6,760
KakaoBank Corp.*	701	14,118
Kangwon Land, Inc.*	553	8,442
KB Financial Group, Inc.	2,073	80,367
Kia Corp.	1,401	79,724
Korea Aerospace Industries Ltd.*	409	13,940
Korea Electric Power Corp.	1,005	13,709
Korea Investment Holdings Co. Ltd.*	286	13,400
Korea Shipbuilding & Offshore Engineering Co. Ltd.	219	13,455
Korea Zinc Co. Ltd.	32	14,123
Korean Air Lines Co. Ltd.	989	17,003
Krafton, Inc.*	163	20,916
KT&G Corp.	665	44,576
Kumho Petrochemical Co. Ltd.*	141	16,761
L&F Co. Ltd.	134	26,532
LG Chem Ltd.	268	137,722
LG Corp.	615	38,250
LG Display Co. Ltd.	1,336	15,437
LG Electronics, Inc.	627	52,690
LG Energy Solution Ltd.*	192	75,886
LG H&H Co. Ltd.	47	23,726
LG Innotek Co. Ltd.	85	17,793
LG Uplus Corp.	922	7,713
Lotte Chemical Corp.	109	14,679
Lotte Shopping Co. Ltd.	70	4,602
Meritz Financial Group, Inc.	415	14,113
Meritz Securities Co. Ltd.	965	5,119
Mirae Asset Securities Co. Ltd.	1,783	9,634
NAVER Corp.	712	112,187
NCSoft Corp.	98	32,179
Netmarble Corp., 144A*	128	5,978
NH Investment & Securities Co. Ltd.*	155	1,113
Orion Corp.	110	10,391
Pan Ocean Co. Ltd.	1,682	8,046
Pearl Abyss Corp.*	207	7,016
POSCO Chemical Co. Ltd.	150	25,052
POSCO Holdings, Inc.	422	101,414
S-1 Corp.	77	3,282
Samsung Biologics Co. Ltd., 144A*	88	51,407
Samsung C&T Corp.	527	43,849
Samsung Electro-Mechanics Co. Ltd.	347	37,762
Samsung Electronics Co. Ltd.	26,879	1,230,960
Samsung Engineering Co. Ltd.*	521	10,335
Samsung Fire & Marine Insurance Co. Ltd.	176	28,530
Samsung Heavy Industries Co. Ltd.*	3,789	15,749
Samsung Life Insurance Co. Ltd.	443	22,799
Samsung SDI Co. Ltd.	300	157,793
Samsung SDS Co. Ltd.	162	15,340
Samsung Securities Co. Ltd.	383	9,696
SD Biosensor, Inc.	280	4,867
Shinhan Financial Group Co. Ltd.	2,489	73,076
SK Biopharmaceuticals Co. Ltd.*	44	2,218
SK Bioscience Co. Ltd.*	145	7,638
SK Hynix, Inc.	2,979	201,264
SK IE Technology Co. Ltd., 144A*	142	7,018
SK Innovation Co. Ltd.*	326	36,945
SK Square Co. Ltd.*	560	16,230
SK, Inc.	198	26,724
SKC Co. Ltd.	116	8,591
S-Oil Corp.	293	17,869

Woori Financial Group, Inc.	3,004	27,696
Yuhan Corp.	298	11,868

(Cost $3,279,967)		3,904,271

Spain - 1.7%
Acciona SA	103	19,403
ACS Actividades de Construccion y Servicios SA	1,124	34,073
Aena SME SA, 144A*	410	63,487
Amadeus IT Group SA*	2,434	152,922
Banco Bilbao Vizcaya Argentaria SA	33,187	258,806
Banco Santander SA	92,643	364,762
Banco Santander SA	4,119	16,211
CaixaBank SA	24,028	102,979
Cellnex Telecom SA, 144A*	3,436	129,234
Corp ACCIONA Energias Renovables SA	384	14,874
EDP Renovaveis SA	1,637	33,608
Enagas SA	1,497	26,854
Endesa SA	1,889	37,103
Ferrovial SA	2,736	75,993
Grifols SA*	1,771	21,607
Iberdrola SA	34,535	396,873
Industria de Diseno Textil SA	5,954	183,196
Naturgy Energy Group SA	718	19,791
Red Electrica Corp. SA	2,098	34,861
Repsol SA	7,366	116,904
Telefonica SA	27,941	113,750

(Cost $2,178,466)		2,217,291

Sweden - 2.0%
Alfa Laval AB	1,599	52,699
Assa Abloy AB, Class B	5,408	131,790
Atlas Copco AB, Class A	14,326	170,631
Atlas Copco AB, Class B	8,852	93,543
Boliden AB	1,586	65,172
Electrolux AB, Class B(b)	833	10,108
Embracer Group AB*(b)	2,335	11,296
Epiroc AB, Class A	3,414	65,716
Epiroc AB, Class B	2,344	38,604
EQT AB	1,744	39,152
Essity AB, Class B(b)	3,333	90,107
Evolution AB, 144A	999	120,876
Fastighets AB Balder, Class B*(b)	3,804	18,904
Getinge AB, Class B	972	20,939
H & M Hennes & Mauritz AB, Class B(b)	3,740	47,175
Hexagon AB, Class B	12,028	133,459
Holmen AB, Class B	345	13,941
Husqvarna AB, Class B	2,481	22,023
Industrivarden AB, Class A	724	19,933
Industrivarden AB, Class C(b)	667	18,325
Indutrade AB	1,510	32,167
Investment AB Latour, Class B(b)	881	18,280
Investor AB, Class A	3,382	69,462
Investor AB, Class B	9,912	191,839
Kinnevik AB, Class B*(b)	1,369	20,421
L E Lundbergforetagen AB, Class B	447	20,783
Lifco AB, Class B	1,561	31,256
Nibe Industrier AB, Class B	8,289	85,836
Sagax AB, Class B	1,080	26,629
Sandvik AB	5,738	118,290
Securitas AB, Class B	2,900	25,038
Skandinaviska Enskilda Banken AB, Class A	8,654	108,340
Skanska AB, Class B	1,879	34,213
SKF AB, Class B	2,194	41,782
Svenska Cellulosa AB SCA, Class B	2,893	40,432
Svenska Handelsbanken AB, Class A	8,635	91,646
Swedbank AB, Class A	4,925	100,589
Swedish Orphan Biovitrum AB*	1,173	27,017
Tele2 AB, Class B(b)	2,532	23,303
Telefonaktiebolaget LM Ericsson, Class B	15,613	86,656
Telia Co. AB	15,585	40,273
Volvo AB, Class A	1,038	21,637
Volvo AB, Class B	8,311	166,569
Volvo Car AB, Class B*(b)	3,804	17,973

(Cost $2,563,507)		2,624,824

Switzerland - 6.7%
ABB Ltd.	8,654	287,410
Adecco Group AG	758	26,929
Alcon, Inc.	2,711	184,677
Bachem Holding AG(b)	234	23,342
Baloise Holding AG	278	46,193
Banque Cantonale Vaudoise	207	18,451
Barry Callebaut AG	22	43,773
BKW AG	146	21,299
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	120,529
Cie Financiere Richemont SA, Class A	2,972	447,291
Clariant AG*	1,336	21,632
Coca-Cola HBC AG*	1,169	29,908
Credit Suisse Group AG	20,145	61,001
EMS-Chemie Holding AG	46	34,823
Geberit AG	192	103,762
Givaudan SA	50	150,820
Glencore PLC	58,352	347,680
Holcim AG*	3,008	185,683
Julius Baer Group Ltd.	1,114	73,758
Kuehne + Nagel International AG	289	73,949
Logitech International SA	852	46,569
Lonza Group AG	425	253,055
Nestle SA	15,301	1,723,342
Novartis AG	12,076	1,016,494
Partners Group Holding AG	121	114,801
Roche Holding AG	141	43,594

Roche Holding AG	3,932	1,134,700
Schindler Holding AG	195	41,926
Schindler Holding AG Participation Certificates	211	47,359
SGS SA	34	77,902
SIG Group AG*	1,938	46,873
Sika AG	858	240,406
Sonova Holding AG	305	74,870
STMicroelectronics NV	3,610	173,446
Straumann Holding AG	581	77,016
Swatch Group AG - Bearer	169	58,711
Swatch Group AG - Registered	318	20,309
Swiss Life Holding AG	166	99,792
Swiss Prime Site AG	504	42,542
Swiss Re AG	1,633	170,261
Swisscom AG	138	85,040
Temenos AG	313	23,023
UBS Group AG	18,995	412,431
VAT Group AG, 144A	171	51,635
Zurich Insurance Group AG	854	404,763

(Cost $7,632,700)		8,783,770

Taiwan - 4.1%
Accton Technology Corp.	3,744	34,774
Acer, Inc.	15,004	12,483
Advantech Co. Ltd.	2,380	27,886
ASE Technology Holding Co. Ltd.	16,926	58,884
Asia Cement Corp.	11,957	17,561
Asustek Computer, Inc.	3,969	36,213
AUO Corp.	24,692	15,073
Catcher Technology Co. Ltd.	3,469	21,006
Cathay Financial Holding Co. Ltd.	47,257	67,389
Chailease Holding Co. Ltd.	8,081	59,806
Chang Hwa Commercial Bank Ltd.	36,579	20,949
Cheng Shin Rubber Industry Co. Ltd.	9,594	10,784
China Airlines Ltd.	17,656	11,763
China Development Financial Holding Corp.	92,961	40,273
China Steel Corp.	58,594	60,383
Chunghwa Telecom Co. Ltd.	22,587	85,620
Compal Electronics, Inc.	14,125	11,195
CTBC Financial Holding Co. Ltd.	93,406	69,741
Delta Electronics, Inc.	10,562	99,313
E Ink Holdings, Inc.	4,643	29,638
E.Sun Financial Holding Co. Ltd.	68,318	55,942
Eclat Textile Co. Ltd.	1,129	17,804
eMemory Technology, Inc.	336	20,621
Eva Airways Corp.	15,796	14,671
Evergreen Marine Corp. Taiwan Ltd.	5,990	30,865
Far Eastern New Century Corp.	11,992	12,772
Far EasTone Telecommunications Co. Ltd.	9,472	21,450
Feng TAY Enterprise Co. Ltd.	2,227	13,522
First Financial Holding Co. Ltd.	71,274	62,690
Formosa Chemicals & Fibre Corp.	19,380	45,287
Formosa Petrochemical Corp.	8,746	24,427
Formosa Plastics Corp.	22,719	67,778
Fubon Financial Holding Co. Ltd.	40,062	78,889
Giant Manufacturing Co. Ltd.	1,596	10,659
Globalwafers Co. Ltd.	1,063	17,862
Hon Hai Precision Industry Co. Ltd.	68,266	226,288
Hotai Motor Co. Ltd.	1,327	26,872
Hua Nan Financial Holdings Co. Ltd.	67,347	50,506
Innolux Corp.	50,163	24,201
Inventec Corp.	13,870	12,109
Largan Precision Co. Ltd.	610	44,144
Lite-On Technology Corp.	12,678	28,918
MediaTek, Inc.	8,280	196,473
Mega Financial Holding Co. Ltd.	60,712	66,352
Micro-Star International Co. Ltd.	4,501	20,238
momo.com, Inc.	296	7,713
Nan Ya Plastics Corp.	25,376	62,962
Nan Ya Printed Circuit Board Corp.	805	6,209
Nanya Technology Corp.	7,561	14,492
Nien Made Enterprise Co. Ltd.	1,542	16,498
Novatek Microelectronics Corp.	3,668	49,056
Pegatron Corp.	12,436	27,754
PharmaEssentia Corp.*	1,000	16,541
Pou Chen Corp.	11,351	12,517
Powerchip Semiconductor Manufacturing Corp.	17,656	19,296
President Chain Store Corp.	3,049	26,718
Quanta Computer, Inc.	12,017	31,591
Realtek Semiconductor Corp.	2,916	36,367
Ruentex Development Co. Ltd.	10,153	14,812
Shanghai Commercial & Savings Bank Ltd.	27,764	43,419
Shin Kong Financial Holding Co. Ltd.	87,480	25,524
SinoPac Financial Holdings Co. Ltd.	50,368	28,433
Synnex Technology International Corp.	7,230	14,830
Taishin Financial Holding Co. Ltd.	59,403	32,071
Taiwan Business Bank	34,000	16,069
Taiwan Cement Corp.	38,975	50,079
Taiwan Cooperative Financial Holding Co. Ltd.	53,818	47,072
Taiwan High Speed Rail Corp.	9,687	9,347
Taiwan Mobile Co. Ltd.	8,900	28,216
Taiwan Semiconductor Manufacturing Co. Ltd.	138,021	2,314,732
Unimicron Technology Corp.	7,427	31,200
Uni-President Enterprises Corp.	26,268	58,192
United Microelectronics Corp.*	67,321	110,362

Vanguard International Semiconductor Corp.	5,110	15,513
Voltronic Power Technology Corp.	354	18,647
Walsin Lihwa Corp.	15,905	29,545
Wan Hai Lines Ltd.	4,590	11,991
Win Semiconductors Corp.	1,933	10,785
Winbond Electronics Corp.	17,887	13,531
Wiwynn Corp.	484	15,392
WPG Holdings Ltd.	9,996	16,174
Yageo Corp.	1,463	25,832
Yang Ming Marine Transport Corp.	9,989	21,178
Yuanta Financial Holding Co. Ltd.	50,334	37,582
Zhen Ding Technology Holding Ltd.	3,857	14,178

(Cost $3,570,985)		5,364,494

Thailand - 0.6%
Advanced Info Service PCL, NVDR	6,500	37,152
Airports of Thailand PCL, NVDR*	23,700	48,786
Asset World Corp. PCL, NVDR	40,500	6,761
B Grimm Power PCL, NVDR	7,500	8,276
Bangkok Dusit Medical Services PCL, NVDR	60,900	48,249
Bangkok Expressway & Metro PCL, NVDR	39,500	10,338
Berli Jucker PCL, NVDR	7,600	8,279
BTS Group Holdings PCL, NVDR	46,100	10,501
Bumrungrad Hospital PCL, NVDR	3,300	19,702
Carabao Group PCL, NVDR	1,900	5,430
Central Pattana PCL, NVDR	11,100	22,064
Central Retail Corp. PCL, NVDR	9,800	12,409
Charoen Pokphand Foods PCL, NVDR	23,600	14,825
CP ALL PCL, NVDR	32,500	57,015
Delta Electronics Thailand PCL, NVDR	1,400	36,128
Electricity Generating PCL, NVDR	1,600	7,742
Energy Absolute PCL, NVDR	9,700	21,477
Global Power Synergy PCL, Class F	5,600	10,775
Gulf Energy Development PCL, NVDR	16,510	24,526
Home Product Center PCL, NVDR	29,000	11,488
Indorama Ventures PCL, NVDR	10,200	10,607
Intouch Holdings PCL, NVDR	6,400	12,812
JMT Network Services PCL, NVDR	5,500	7,237
Krung Thai Bank PCL, NVDR	26,200	12,825
Krungthai Card PCL, NVDR	5,800	9,642
Land & Houses PCL, NVDR	53,300	14,780
Minor International PCL, NVDR*	19,194	18,194
Osotspa PCL, NVDR	11,300	10,312
PTT Exploration & Production PCL, NVDR	7,700	32,681
PTT Global Chemical PCL, NVDR	16,900	22,595
PTT Oil & Retail Business PCL, NVDR	16,400	10,163
PTT PCL, NVDR	53,600	48,153
Ratch Group PCL, NVDR	5,300	6,111
SCB X PCL, NVDR	4,600	13,537
SCG Packaging PCL, NVDR	7,900	11,624
Siam Cement PCL	700	6,477
Siam Cement PCL, NVDR	3,300	30,534
Srisawad Corp. PCL, NVDR	5,200	7,945
Thai Oil PCL, NVDR	6,675	9,538
Thai Union Group PCL, NVDR	19,700	8,863
True Corp. PCL, NVDR(c)	65,000	9,380

(Cost $773,009)		735,933

Turkey - 0.2%
Akbank TAS	10,750	9,962
Aselsan Elektronik Sanayi Ve Ticaret AS	2,864	8,371
BIM Birlesik Magazalar AS	2,466	17,798
Eregli Demir ve Celik Fabrikalari TAS	8,429	19,683
Ford Otomotiv Sanayi AS	286	8,346
Haci Omer Sabanci Holding AS	6,969	16,082
Hektas Ticaret TAS*	7,870	14,819
KOC Holding AS	5,007	20,561
Sasa Polyester Sanayi AS*	2,984	17,381
Turk Hava Yollari AO*	3,472	26,401
Turkcell Iletisim Hizmetleri AS	5,784	9,776
Turkiye Is Bankasi AS, Class C	11,035	6,638
Turkiye Petrol Rafinerileri AS*	976	30,652
Turkiye Sise ve Cam Fabrikalari AS	4,429	11,070
Yapi ve Kredi Bankasi AS	22,378	11,861

(Cost $186,093)		229,401

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	17,219	39,284
Abu Dhabi Islamic Bank PJSC	10,861	30,870
Abu Dhabi National Oil Co. for Distribution PJSC	15,036	17,684
Aldar Properties PJSC	16,216	20,750
Dubai Islamic Bank PJSC	16,344	25,541
Emaar Properties PJSC	39,319	59,946
Emirates NBD Bank PJSC	10,460	38,729
Emirates Telecommunications Group Co. PJSC	20,113	139,632
First Abu Dhabi Bank PJSC	23,011	88,208
Multiply Group PJSC*	20,274	22,078
Q Holding PJSC*	12,291	9,269

(Cost $462,458)		491,991

United Kingdom - 9.3%
3i Group PLC	5,366	105,015
abrdn PLC	13,145	35,513
Admiral Group PLC	1,166	30,870
Anglo American PLC	7,403	256,856
Ashtead Group PLC	2,403	159,264
Associated British Foods PLC	2,140	51,662
AstraZeneca PLC	8,667	1,134,251
Auto Trader Group PLC, 144A	5,490	39,318
Aviva PLC	14,976	80,414

BAE Systems PLC	16,843	181,931
Barclays PLC	85,947	180,545
Barratt Developments PLC	6,381	36,005
Berkeley Group Holdings PLC	484	24,428
BP PLC	100,765	667,235
British American Tobacco PLC	11,718	443,076
British Land Co. PLC REIT	5,264	28,284
BT Group PLC	37,228	62,401
Bunzl PLC	1,762	62,820
Burberry Group PLC	2,061	61,134
CNH Industrial NV	5,957	97,819
Coca-Cola Europacific Partners PLC	1,222	67,210
Compass Group PLC	9,614	222,033
Croda International PLC	745	58,804
Diageo PLC	12,929	548,818
Entain PLC	3,732	61,028
GSK PLC	22,262	381,692
Haleon PLC*	30,030	116,294
Halma PLC	2,022	52,632
Hargreaves Lansdown PLC	1,594	15,906
HSBC Holdings PLC	111,966	856,016
Imperial Brands PLC	4,925	118,777
Informa PLC	7,613	61,207
InterContinental Hotels Group PLC	961	64,802
Intertek Group PLC	797	40,015
J Sainsbury PLC	10,437	33,670
JD Sports Fashion PLC	14,680	31,978
Johnson Matthey PLC	1,149	30,157
Kingfisher PLC	12,104	41,814
Land Securities Group PLC REIT	4,100	33,920
Legal & General Group PLC	32,673	100,571
Lloyds Banking Group PLC	368,924	233,507
London Stock Exchange Group PLC	1,789	159,929
M&G PLC	15,895	40,973
Melrose Industries PLC	19,474	35,101
Mondi PLC	2,637	44,296
National Grid PLC	20,130	253,756
NatWest Group PLC	30,561	107,450
Next PLC	669	55,058
Ocado Group PLC*	3,430	22,642
Pearson PLC	3,601	39,780
Pepco Group NV*	1,528	15,134
Persimmon PLC	1,508	26,347
Phoenix Group Holdings PLC	3,787	28,853
Prudential PLC	14,938	228,106
Reckitt Benckiser Group PLC	3,932	272,520
RELX PLC	11,008	331,422
Rentokil Initial PLC	16,025	98,769
Rio Tinto PLC	6,388	438,899
Rolls-Royce Holdings PLC*	49,768	86,766
Sage Group PLC	6,024	54,243
Schroders PLC	4,182	25,021
Segro PLC REIT	6,321	62,605
Severn Trent PLC	1,382	45,731
Shell PLC	39,185	1,190,833
Smith & Nephew PLC	4,441	63,354
Smiths Group PLC	1,747	37,058
Spirax-Sarco Engineering PLC	402	56,502
SSE PLC	5,759	120,915
St James’s Place PLC	3,356	51,731
Standard Chartered PLC	13,426	126,644
Taylor Wimpey PLC	22,278	33,014
Tesco PLC	40,228	123,390
Unilever PLC	14,265	709,682
United Utilities Group PLC	3,769	46,151
Vodafone Group PLC	143,878	172,683
Whitbread PLC	1,047	38,902
WPP PLC	5,853	72,093

(Cost $11,961,929)		12,226,045

United States - 0.1%
BeiGene Ltd.*	3,228	54,901
Brookfield Renewable Corp., Class A	777	21,639
Legend Biotech Corp., ADR*	287	13,253
Parade Technologies Ltd.	418	13,197
Southern Copper Corp.(b)	439	32,350

(Cost $148,784)		135,340

TOTAL COMMON STOCKS (Cost $118,240,473)		127,721,121

PREFERRED STOCKS - 0.9%
Brazil - 0.3%
Banco Bradesco SA	27,204	67,965
Centrais Eletricas Brasileiras SA, Class B	2,074	14,249
Cia Energetica de Minas Gerais	7,925	15,864
Gerdau SA	6,269	34,282
Itau Unibanco Holding SA	25,620	124,443
Itausa SA	28,228	44,374
Petroleo Brasileiro SA	26,172	126,175

(Cost $417,046)		427,352

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $27,929)	805	71,963

Colombia - 0.0%
Bancolombia SA
(Cost $25,225)	2,686	17,036

Germany - 0.3%
Bayerische Motoren Werke AG	329	31,232
Dr Ing hc F Porsche AG*	607	73,255
Henkel AG & Co. KGaA	967	70,389
Porsche Automobil Holding SE	817	46,456
Sartorius AG	130	55,358

Volkswagen AG		1,001	136,749

(Cost $458,999)			413,439

Russia - 0.0%
Surgutneftegas PJSC(c)
(Cost $22,479)		41,062	0

South Korea - 0.2%
Hyundai Motor Co.		104	7,246
Hyundai Motor Co. - 2nd Preferred		322	22,898
LG Chem Ltd.		44	9,776
Samsung Electronics Co. Ltd.		4,523	182,527

(Cost $148,664)			222,447

TOTAL PREFERRED STOCKS (Cost $1,100,342)			1,152,237

CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	17,168	202

RIGHTS - 0.0%
Hong Kong - 0.0%
Link REIT*, expires 3/27/23
(Cost $0)		2,219	2,092

Taiwan - 0.0%
SinoPac Financial Holdings Co. Ltd., expires 3/10/23
(Cost $0)		2,652	191

TOTAL RIGHTS
(Cost $0)			2,283

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		4,502	5,258

Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		3,960	22
BTS Group Holdings PCL*, expires 11/20/26		7,920	61

(Cost $0)			83

TOTAL WARRANTS (Cost $0)			5,341

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(e)(f)
(Cost $754,798)		754,798	754,798

CASH EQUIVALENTS - 2.7%
DWS Government Money Market Series “Institutional Shares”, 4.51%(e)
(Cost $3,527,350)		3,527,350	3,527,350

TOTAL INVESTMENTS - 101.3% (Cost $123,622,963)			$133,163,332
Other assets and liabilities, net - (1.3%)			(1,710,575)

NET ASSETS - 100.0%			$131,452,757

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(d)
146,908	10,665	(36,670)	(18,306)	36,627	—	—	11,155	139,224
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(e)(f)
2,880,589	—	(2,125,791)(g)	—	—	13,207	—	754,798	754,798
CASH EQUIVALENTS — 2.7%
DWS Government Money Market Series “Institutional Shares”, 4.51%(e)
—	54,934,048	(51,406,698)	—	—	67,564	—	3,527,350	3,527,350

3,027,497	54,944,713	(53,569,159)	(18,306)	36,627	80,771	—	4,293,303	4,421,372

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2023 amounted to $1,894,076, which is 1.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,287,988.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CPO:	Ordinary Participation Certificates
CVA:	Credit Valuation Adjustment
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At February 28, 2023 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$27,395,159	21.2%
Industrials	16,199,838	12.6
Consumer Discretionary	14,882,776	11.6
Information Technology	14,614,806	11.3
Health Care	12,001,913	9.3
Consumer Staples	11,118,212	8.7
Materials	10,632,630	8.2
Communication Services	7,596,614	5.9
Energy	7,498,911	5.8
Utilities	4,023,771	3.1
Real Estate	2,916,554	2.3

Total	$128,881,184	100.0%

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
MSCI Emerging Markets Index Future	USD	15	$753,228	$722,175	3/17/2023	$(31,053)
MSCI EAFE Futures	USD	14	1,442,147	1,432,620	3/17/2023	(9,527)
MINI S&P/TSX 60 Futures	CAD	5	221,841	222,902	3/16/2023	1,061

Total net unrealized depreciation						$(39,519)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

As of February 28, 2023, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	AED	2,007,000	USD	546,427	$22	$—
Goldman Sachs & Co.	3/2/2023	AUD	3,297,400	USD	2,326,085	107,264	—
Goldman Sachs & Co.	3/2/2023	AUD	512,000	USD	361,175	16,650	—
JP Morgan & Chase Co.	3/2/2023	AUD	2,623,800	USD	1,850,907	85,352	—
RBC Capital Markets	3/2/2023	AUD	3,334,000	USD	2,351,904	108,454	—
Goldman Sachs & Co.	3/2/2023	CAD	731,000	USD	547,927	12,199	—
Goldman Sachs & Co.	3/2/2023	CAD	4,350,800	USD	3,261,225	72,658	—
JP Morgan & Chase Co.	3/2/2023	CAD	3,919,200	USD	2,937,702	65,441	—
RBC Capital Markets	3/2/2023	CAD	4,738,500	USD	3,551,833	79,132	—
Goldman Sachs & Co.	3/2/2023	CHF	3,094,000	USD	3,377,711	92,687	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	CHF	316,000	USD	344,971	$9,461	$—
JP Morgan & Chase Co.	3/2/2023	CHF	1,905,900	USD	2,080,650	57,079	—
RBC Capital Markets	3/2/2023	CHF	2,590,800	USD	2,828,418	77,662	—
JP Morgan & Chase Co.	3/2/2023	CNH	948,000	USD	140,539	4,133	—
JP Morgan & Chase Co.	3/2/2023	CNH	8,138,400	USD	1,206,529	35,511	—
RBC Capital Markets	3/2/2023	CNH	3,948,800	USD	585,278	17,093	—
Goldman Sachs & Co.	3/2/2023	CZK	1,029,400	USD	46,895	557	—
JP Morgan & Chase Co.	3/2/2023	CZK	707,000	USD	32,206	381	—
JP Morgan & Chase Co.	3/2/2023	DKK	6,622,600	USD	968,691	27,586	—
RBC Capital Markets	3/2/2023	DKK	9,764,100	USD	1,428,335	40,808	—
Goldman Sachs & Co.	3/2/2023	EUR	9,007,800	USD	9,800,531	272,980	—
Goldman Sachs & Co.	3/2/2023	EUR	1,750,000	USD	1,903,981	53,005	—
JP Morgan & Chase Co.	3/2/2023	EUR	6,260,400	USD	6,811,296	189,670	—
RBC Capital Markets	3/2/2023	EUR	8,968,900	USD	9,758,208	271,801	—
Goldman Sachs & Co.	3/2/2023	GBP	235,000	USD	289,478	6,808	—
Goldman Sachs & Co.	3/2/2023	GBP	4,289,700	USD	5,284,215	124,348	—
JP Morgan & Chase Co.	3/2/2023	GBP	3,443,900	USD	4,242,327	99,830	—
RBC Capital Markets	3/2/2023	GBP	2,455,300	USD	3,024,532	71,173	—
Goldman Sachs & Co.	3/2/2023	HUF	14,453,900	USD	39,705	—	(702)
JP Morgan & Chase Co.	3/2/2023	HUF	11,896,900	USD	32,681	—	(578)
Goldman Sachs & Co.	3/2/2023	ILS	476,100	USD	137,882	7,565	—
JP Morgan & Chase Co.	3/2/2023	ILS	323,700	USD	93,746	5,144	—
RBC Capital Markets	3/2/2023	ILS	603,000	USD	174,633	9,582	—
Goldman Sachs & Co.	3/2/2023	JPY	704,215,300	USD	5,435,522	263,363	—
Goldman Sachs & Co.	3/2/2023	JPY	101,784,000	USD	785,613	38,054	—
JP Morgan & Chase Co.	3/2/2023	JPY	854,876,300	USD	6,598,406	319,707	—
RBC Capital Markets	3/2/2023	JPY	740,391,100	USD	5,714,724	276,870	—
Goldman Sachs & Co.	3/2/2023	KWD	114,000	USD	373,954	2,619	—
Goldman Sachs & Co.	3/2/2023	MXN	1,741,000	USD	92,143	—	(3,011)
Goldman Sachs & Co.	3/2/2023	MXN	7,261,600	USD	384,334	—	(12,551)
JP Morgan & Chase Co.	3/2/2023	MXN	5,830,800	USD	308,601	—	(10,083)
RBC Capital Markets	3/2/2023	MXN	3,211,600	USD	169,980	—	(5,551)
Goldman Sachs & Co.	3/2/2023	NOK	5,826,200	USD	584,054	23,022	—
JP Morgan & Chase Co.	3/2/2023	NOK	645,500	USD	64,705	2,547	—
JP Morgan & Chase Co.	3/2/2023	NZD	58,300	USD	37,688	1,641	—
RBC Capital Markets	3/2/2023	NZD	220,300	USD	142,418	6,207	—
JP Morgan & Chase Co.	3/2/2023	PHP	1,433,200	USD	26,192	299	—
RBC Capital Markets	3/2/2023	PHP	13,104,400	USD	239,249	2,494	—
Goldman Sachs & Co.	3/2/2023	PLN	87,000	USD	20,003	446	—
Goldman Sachs & Co.	3/2/2023	PLN	1,016,200	USD	233,647	5,213	—
JP Morgan & Chase Co.	3/2/2023	PLN	89,400	USD	20,553	457	—
Goldman Sachs & Co.	3/2/2023	QAR	1,455,000	USD	396,696	—	(2,838)
Goldman Sachs & Co.	3/2/2023	SAR	6,069,000	USD	1,615,815	—	(1,442)
JP Morgan & Chase Co.	3/2/2023	SEK	1,598,000	USD	152,859	203	—
JP Morgan & Chase Co.	3/2/2023	SEK	15,603,800	USD	1,492,622	2,003	—
RBC Capital Markets	3/2/2023	SEK	12,320,600	USD	1,178,621	1,644	—
JP Morgan & Chase Co.	3/2/2023	SGD	906,500	USD	690,088	17,835	—
JP Morgan & Chase Co.	3/2/2023	SGD	35,000	USD	26,644	688	—
RBC Capital Markets	3/2/2023	SGD	564,400	USD	429,667	11,112	—
JP Morgan & Chase Co.	3/2/2023	THB	27,949,600	USD	850,921	60,072	—
JP Morgan & Chase Co.	3/2/2023	TRY	4,409,500	USD	231,117	—	(2,375)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Goldman Sachs & Co.	3/2/2023	USD	475,652	AED	1,747,000	$—	$(32)
JP Morgan & Chase Co.	3/2/2023	USD	70,786	AED	260,000	—	(1)
Goldman Sachs & Co.	3/2/2023	USD	2,568,869	AUD	3,809,400	—	(5,523)
JP Morgan & Chase Co.	3/2/2023	USD	1,769,360	AUD	2,623,800	—	(3,804)
RBC Capital Markets	3/2/2023	USD	2,248,283	AUD	3,334,000	—	(4,834)
Goldman Sachs & Co.	3/2/2023	USD	3,732,638	CAD	5,081,800	—	(8,343)
JP Morgan & Chase Co.	3/2/2023	USD	2,878,696	CAD	3,919,200	—	(6,435)
RBC Capital Markets	3/2/2023	USD	3,480,501	CAD	4,738,500	—	(7,800)
Goldman Sachs & Co.	3/2/2023	USD	3,638,304	CHF	3,410,000	—	(17,770)
JP Morgan & Chase Co.	3/2/2023	USD	2,033,502	CHF	1,905,900	—	(9,932)
RBC Capital Markets	3/2/2023	USD	2,764,257	CHF	2,590,800	—	(13,501)
JP Morgan & Chase Co.	3/2/2023	USD	1,307,001	CNH	9,086,400	423	—
RBC Capital Markets	3/2/2023	USD	568,034	CNH	3,948,800	151	—
Goldman Sachs & Co.	3/2/2023	USD	46,420	CZK	1,029,400	—	(82)
JP Morgan & Chase Co.	3/2/2023	USD	31,881	CZK	707,000	—	(56)
JP Morgan & Chase Co.	3/2/2023	USD	943,659	DKK	6,622,600	—	(2,555)
RBC Capital Markets	3/2/2023	USD	1,391,294	DKK	9,764,100	—	(3,766)
Goldman Sachs & Co.	3/2/2023	USD	11,408,647	EUR	10,757,800	—	(30,120)
JP Morgan & Chase Co.	3/2/2023	USD	6,639,154	EUR	6,260,400	—	(17,528)
RBC Capital Markets	3/2/2023	USD	9,511,518	EUR	8,968,900	—	(25,111)
Goldman Sachs & Co.	3/2/2023	USD	5,477,828	GBP	4,524,700	—	(35,290)
JP Morgan & Chase Co.	3/2/2023	USD	4,169,358	GBP	3,443,900	—	(26,861)
RBC Capital Markets	3/2/2023	USD	2,972,509	GBP	2,455,300	—	(19,150)
Goldman Sachs & Co.	3/2/2023	USD	40,459	HUF	14,453,900	—	(52)
JP Morgan & Chase Co.	3/2/2023	USD	33,301	HUF	11,896,900	—	(43)
Goldman Sachs & Co.	3/2/2023	USD	130,331	ILS	476,100	—	(14)
JP Morgan & Chase Co.	3/2/2023	USD	88,612	ILS	323,700	—	(10)
RBC Capital Markets	3/2/2023	USD	165,070	ILS	603,000	—	(18)
Goldman Sachs & Co.	3/2/2023	USD	5,917,111	JPY	805,999,300	2,607	—
JP Morgan & Chase Co.	3/2/2023	USD	6,275,934	JPY	854,876,300	2,766	—
RBC Capital Markets	3/2/2023	USD	5,435,459	JPY	740,391,100	2,395	—
Goldman Sachs & Co.	3/2/2023	USD	335,614	KWD	103,000	—	(109)
JP Morgan & Chase Co.	3/2/2023	USD	36,055	KWD	11,000	—	(224)
Goldman Sachs & Co.	3/2/2023	USD	491,274	MXN	9,002,600	765	—
JP Morgan & Chase Co.	3/2/2023	USD	318,188	MXN	5,830,800	496	—
RBC Capital Markets	3/2/2023	USD	175,258	MXN	3,211,600	273	—
Goldman Sachs & Co.	3/2/2023	USD	52,832	NOK	527,000	—	(2,084)
Goldman Sachs & Co.	3/2/2023	USD	512,171	NOK	5,299,200	—	(1,887)
JP Morgan & Chase Co.	3/2/2023	USD	62,388	NOK	645,500	—	(230)
JP Morgan & Chase Co.	3/2/2023	USD	36,120	NZD	58,300	—	(73)
RBC Capital Markets	3/2/2023	USD	136,487	NZD	220,300	—	(275)
JP Morgan & Chase Co.	3/2/2023	USD	25,882	PHP	1,433,200	11	—
Goldman Sachs & Co.	3/2/2023	USD	248,631	PLN	1,103,200	—	(640)
JP Morgan & Chase Co.	3/2/2023	USD	20,148	PLN	89,400	—	(52)
Goldman Sachs & Co.	3/2/2023	USD	371,019	QAR	1,355,000	1,054	—
JP Morgan & Chase Co.	3/2/2023	USD	27,313	QAR	100,000	147	—
JP Morgan & Chase Co.	3/2/2023	USD	146,247	SAR	550,000	316	—
JP Morgan & Chase Co.	3/2/2023	USD	1,649,483	SEK	17,201,800	—	(6,208)
RBC Capital Markets	3/2/2023	USD	1,181,424	SEK	12,320,600	—	(4,447)
JP Morgan & Chase Co.	3/2/2023	USD	699,402	SGD	941,500	—	(1,193)
RBC Capital Markets	3/2/2023	USD	419,270	SGD	564,400	—	(715)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	3/2/2023	USD	771,346	THB	27,181,600	$—	$(2,227)
JP Morgan & Chase Co.	3/2/2023	USD	23,382	THB	768,000	—	(1,651)
JP Morgan & Chase Co.	3/2/2023	USD	233,566	TRY	4,409,500	—	(74)
JP Morgan & Chase Co.	3/2/2023	USD	602,438	ZAR	11,058,500	—	(287)
RBC Capital Markets	3/2/2023	USD	683,598	ZAR	12,548,300	—	(326)
JP Morgan & Chase Co.	3/2/2023	ZAR	11,058,500	USD	632,978	30,827	—
RBC Capital Markets	3/2/2023	ZAR	12,548,300	USD	718,252	34,980	—
JP Morgan & Chase Co.	3/3/2023	BRL	2,781,800	USD	543,446	12,433	—
RBC Capital Markets	3/3/2023	BRL	7,150,400	USD	1,397,531	32,605	—
Goldman Sachs & Co.	3/3/2023	CLP	78,893,400	USD	98,322	3,042	—
JP Morgan & Chase Co.	3/3/2023	CLP	85,394,300	USD	106,214	3,083	—
Goldman Sachs & Co.	3/3/2023	COP	98,581,700	USD	21,109	835	—
JP Morgan & Chase Co.	3/3/2023	COP	163,398,300	USD	34,986	1,382	—
Goldman Sachs & Co.	3/3/2023	EGP	407,000	USD	13,074	—	(187)
Goldman Sachs & Co.	3/3/2023	HKD	32,461,100	USD	4,148,092	11,961	—
Goldman Sachs & Co.	3/3/2023	HKD	9,735,000	USD	1,243,892	3,477	—
JP Morgan & Chase Co.	3/3/2023	HKD	17,657,700	USD	2,256,300	6,390	—
RBC Capital Markets	3/3/2023	HKD	35,290,800	USD	4,509,295	12,609	—
JP Morgan & Chase Co.	3/3/2023	IDR	5,549,534,200	USD	370,018	6,152	—
RBC Capital Markets	3/3/2023	IDR	5,018,076,700	USD	334,538	5,518	—
Goldman Sachs & Co.	3/3/2023	INR	252,696,700	USD	3,079,151	22,939	—
JP Morgan & Chase Co.	3/3/2023	INR	169,736,700	USD	2,068,320	15,459	—
Goldman Sachs & Co.	3/3/2023	MYR	314,000	USD	70,010	24	—
RBC Capital Markets	3/3/2023	MYR	2,779,200	USD	652,241	32,805	—
Goldman Sachs & Co.	3/3/2023	TWD	53,413,600	USD	1,782,414	28,778	—
Goldman Sachs & Co.	3/3/2023	TWD	18,291,000	USD	611,637	11,120	—
JP Morgan & Chase Co.	3/3/2023	TWD	54,501,200	USD	1,822,234	32,890	—
RBC Capital Markets	3/3/2023	TWD	40,964,200	USD	1,369,582	24,675	—
JP Morgan & Chase Co.	3/3/2023	USD	532,558	BRL	2,781,800	—	(1,545)
RBC Capital Markets	3/3/2023	USD	1,369,625	BRL	7,150,400	—	(4,699)
Goldman Sachs & Co.	3/3/2023	USD	94,784	CLP	78,893,400	495	—
JP Morgan & Chase Co.	3/3/2023	USD	103,071	CLP	85,394,300	60	—
Goldman Sachs & Co.	3/3/2023	USD	20,356	COP	98,581,700	—	(82)
JP Morgan & Chase Co.	3/3/2023	USD	33,790	COP	163,398,300	—	(186)
Goldman Sachs & Co.	3/3/2023	USD	13,288	EGP	407,000	—	(27)
Goldman Sachs & Co.	3/3/2023	USD	5,375,984	HKD	42,196,100	562	—
JP Morgan & Chase Co.	3/3/2023	USD	2,249,532	HKD	17,657,700	378	—
RBC Capital Markets	3/3/2023	USD	4,496,216	HKD	35,290,800	470	—
JP Morgan & Chase Co.	3/3/2023	USD	363,522	IDR	5,549,534,200	344	—
RBC Capital Markets	3/3/2023	USD	328,537	IDR	5,018,076,700	483	—
Goldman Sachs & Co.	3/3/2023	USD	2,794,515	INR	230,966,700	—	(1,115)
Goldman Sachs & Co.	3/3/2023	USD	264,778	INR	21,730,000	—	(1,967)
JP Morgan & Chase Co.	3/3/2023	USD	2,053,333	INR	169,736,700	—	(471)
Goldman Sachs & Co.	3/3/2023	USD	22,088	MYR	94,000	—	(1,137)
Goldman Sachs & Co.	3/3/2023	USD	51,571	MYR	220,000	—	(2,536)
RBC Capital Markets	3/3/2023	USD	619,901	MYR	2,779,200	—	(464)
Goldman Sachs & Co.	3/3/2023	USD	2,331,857	TWD	71,704,600	22,296	—
JP Morgan & Chase Co.	3/3/2023	USD	1,773,319	TWD	54,501,200	16,024	—
RBC Capital Markets	3/3/2023	USD	1,343,089	TWD	40,964,200	1,818	—
Goldman Sachs & Co.	3/6/2023	KRW	2,588,286,100	USD	2,102,417	145,937	—
Goldman Sachs & Co.	3/6/2023	KRW	582,726,000	USD	472,489	32,008	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
JP Morgan & Chase Co.	3/6/2023	KRW	1,084,472,400	USD	881,312	$61,562	$—
RBC Capital Markets	3/6/2023	KRW	1,395,339,900	USD	1,133,777	79,043	—
Goldman Sachs & Co.	3/6/2023	USD	2,396,291	KRW	3,171,012,100	671	—
JP Morgan & Chase Co.	3/6/2023	USD	819,472	KRW	1,084,472,400	279	—
RBC Capital Markets	3/6/2023	USD	1,054,288	KRW	1,395,339,900	446	—
Goldman Sachs & Co.	4/4/2023	AED	1,747,000	USD	475,633	22	—
Goldman Sachs & Co.	4/4/2023	AUD	3,809,400	USD	2,571,939	5,169	—
JP Morgan & Chase Co.	4/4/2023	AUD	2,623,800	USD	1,771,472	3,558	—
RBC Capital Markets	4/4/2023	AUD	3,334,000	USD	2,250,970	4,524	—
Goldman Sachs & Co.	4/4/2023	CAD	5,081,800	USD	3,733,735	8,165	—
JP Morgan & Chase Co.	4/4/2023	CAD	3,919,200	USD	2,879,542	6,297	—
RBC Capital Markets	4/4/2023	CAD	141,000	USD	103,596	226	—
RBC Capital Markets	4/4/2023	CAD	4,738,500	USD	3,481,524	7,633	—
Goldman Sachs & Co.	4/4/2023	CHF	3,410,000	USD	3,651,335	16,236	—
JP Morgan & Chase Co.	4/4/2023	CHF	1,905,900	USD	2,040,709	8,998	—
RBC Capital Markets	4/4/2023	CHF	134,000	USD	143,481	636	—
RBC Capital Markets	4/4/2023	CHF	2,590,800	USD	2,774,158	12,336	—
JP Morgan & Chase Co.	4/4/2023	CNH	9,086,400	USD	1,309,714	—	(789)
RBC Capital Markets	4/4/2023	CNH	3,948,800	USD	569,213	—	(310)
Goldman Sachs & Co.	4/4/2023	CZK	1,029,400	USD	46,328	88	—
JP Morgan & Chase Co.	4/4/2023	CZK	707,000	USD	31,818	61	—
JP Morgan & Chase Co.	4/4/2023	DKK	6,622,600	USD	945,734	2,246	—
RBC Capital Markets	4/4/2023	DKK	1,286,000	USD	183,647	437	—
RBC Capital Markets	4/4/2023	DKK	9,764,100	USD	1,394,386	3,344	—
Goldman Sachs & Co.	4/4/2023	EUR	10,757,800	USD	11,430,980	27,510	—
JP Morgan & Chase Co.	4/4/2023	EUR	6,260,400	USD	6,652,145	16,003	—
RBC Capital Markets	4/4/2023	EUR	1,189,000	USD	1,263,384	3,021	—
RBC Capital Markets	4/4/2023	EUR	8,968,900	USD	9,530,138	22,935	—
Goldman Sachs & Co.	4/4/2023	GBP	4,524,700	USD	5,481,018	34,811	—
JP Morgan & Chase Co.	4/4/2023	GBP	3,443,900	USD	4,171,768	26,479	—
RBC Capital Markets	4/4/2023	GBP	2,455,300	USD	2,974,240	18,890	—
RBC Capital Markets	4/4/2023	GBP	479,000	USD	580,230	3,677	—
Goldman Sachs & Co.	4/4/2023	HKD	42,196,100	USD	5,384,182	—	(882)
JP Morgan & Chase Co.	4/4/2023	HKD	17,657,700	USD	2,252,974	—	(500)
RBC Capital Markets	4/4/2023	HKD	35,290,800	USD	4,503,097	—	(712)
Goldman Sachs & Co.	4/4/2023	HUF	14,453,900	USD	40,003	95	—
JP Morgan & Chase Co.	4/4/2023	HUF	11,896,900	USD	32,926	78	—
Goldman Sachs & Co.	4/4/2023	ILS	476,100	USD	130,460	—	(11)
JP Morgan & Chase Co.	4/4/2023	ILS	323,700	USD	88,700	—	(8)
RBC Capital Markets	4/4/2023	ILS	603,000	USD	165,233	—	(14)
Goldman Sachs & Co.	4/4/2023	JPY	805,999,300	USD	5,944,430	—	(5,994)
JP Morgan & Chase Co.	4/4/2023	JPY	854,876,300	USD	6,304,932	—	(6,334)
RBC Capital Markets	4/4/2023	JPY	740,391,100	USD	5,460,574	—	(5,486)
RBC Capital Markets	4/4/2023	JPY	59,118,000	USD	436,004	—	(445)
Goldman Sachs & Co.	4/4/2023	KWD	103,000	USD	335,943	—	(80)
Goldman Sachs & Co.	4/4/2023	MXN	9,002,600	USD	488,241	—	(389)
JP Morgan & Chase Co.	4/4/2023	MXN	5,830,800	USD	316,224	—	(252)
RBC Capital Markets	4/4/2023	MXN	3,211,600	USD	174,176	—	(139)
Goldman Sachs & Co.	4/4/2023	NOK	5,299,200	USD	513,027	1,767	—
JP Morgan & Chase Co.	4/4/2023	NOK	645,500	USD	62,492	215	—
JP Morgan & Chase Co.	4/4/2023	NZD	58,300	USD	36,122	74	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
RBC Capital Markets	4/4/2023	NZD	220,300	USD	136,495	$278	$—
JP Morgan & Chase Co.	4/4/2023	PHP	1,433,200	USD	25,815	—	(21)
RBC Capital Markets	4/4/2023	PHP	13,104,400	USD	236,073	—	(154)
Goldman Sachs & Co.	4/4/2023	PLN	1,103,200	USD	248,055	702	—
JP Morgan & Chase Co.	4/4/2023	PLN	89,400	USD	20,102	57	—
Goldman Sachs & Co.	4/4/2023	QAR	1,355,000	USD	371,070	—	(1,273)
Goldman Sachs & Co.	4/4/2023	SAR	5,519,000	USD	1,469,715	368	—
JP Morgan & Chase Co.	4/4/2023	SEK	17,201,800	USD	1,652,327	5,864	—
RBC Capital Markets	4/4/2023	SEK	12,320,600	USD	1,183,461	4,200	—
RBC Capital Markets	4/4/2023	SEK	962,000	USD	92,404	327	—
JP Morgan & Chase Co.	4/4/2023	SGD	941,500	USD	699,961	1,106	—
RBC Capital Markets	4/4/2023	SGD	564,400	USD	419,611	669	—
JP Morgan & Chase Co.	4/4/2023	THB	27,181,600	USD	772,771	890	—
JP Morgan & Chase Co.	4/4/2023	TRY	4,409,500	USD	229,913	854	—
JP Morgan & Chase Co.	4/4/2023	USD	70,634	CNH	490,000	37	—
Goldman Sachs & Co.	4/4/2023	USD	1,012,837	HKD	7,937,000	82	—
Goldman Sachs & Co.	4/4/2023	USD	116,374	SAR	437,000	—	(29)
JP Morgan & Chase Co.	4/4/2023	ZAR	11,058,500	USD	600,752	487	—
RBC Capital Markets	4/4/2023	ZAR	12,548,300	USD	681,686	553	—
JP Morgan & Chase Co.	4/5/2023	BRL	2,781,800	USD	529,124	1,528	—
RBC Capital Markets	4/5/2023	BRL	7,150,400	USD	1,360,789	4,644	—
Goldman Sachs & Co.	4/5/2023	CLP	78,893,400	USD	94,408	—	(444)
JP Morgan & Chase Co.	4/5/2023	CLP	85,394,300	USD	102,660	—	(8)
Goldman Sachs & Co.	4/5/2023	COP	98,581,700	USD	20,214	78	—
JP Morgan & Chase Co.	4/5/2023	COP	163,398,300	USD	33,554	180	—
Goldman Sachs & Co.	4/5/2023	EGP	407,000	USD	12,966	—	(16)
JP Morgan & Chase Co.	4/5/2023	IDR	5,549,534,200	USD	363,189	—	(261)
RBC Capital Markets	4/5/2023	IDR	5,018,076,700	USD	328,279	—	(365)
Goldman Sachs & Co.	4/5/2023	KRW	3,171,012,100	USD	2,398,648	—	(1,327)
JP Morgan & Chase Co.	4/5/2023	KRW	1,084,472,400	USD	820,364	—	(417)
RBC Capital Markets	4/5/2023	KRW	1,395,339,900	USD	1,055,453	—	(608)
RBC Capital Markets	4/5/2023	MYR	2,779,200	USD	620,163	—	(557)
JP Morgan & Chase Co.	4/5/2023	USD	52,120	BRL	274,000	—	(153)
Goldman Sachs & Co.	4/5/2023	USD	106,927	KRW	141,309,000	23	—
Goldman Sachs & Co.	4/5/2023	USD	70,103	MYR	314,000	27	—
Goldman Sachs & Co.	4/6/2023	INR	230,966,700	USD	2,785,248	—	(1,625)
JP Morgan & Chase Co.	4/6/2023	INR	169,736,700	USD	2,047,018	—	(1,046)
Goldman Sachs & Co.	4/6/2023	USD	154,936	INR	12,843,000	30	—
Goldman Sachs & Co.	4/10/2023	TWD	71,704,600	USD	2,336,264	—	(27,670)
JP Morgan & Chase Co.	4/10/2023	TWD	54,501,200	USD	1,777,136	—	(19,642)
RBC Capital Markets	4/10/2023	TWD	40,964,200	USD	1,345,913	—	(4,581)
Goldman Sachs & Co.	4/10/2023	USD	108,195	TWD	3,288,000	202	—

Total unrealized appreciation (depreciation)						$4,025,513	$(397,422)

ß	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2023.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$127,668,709	$—	$52,412	$127,721,121
Preferred Stocks(a)	1,152,237	—	0	1,152,237
Corporate Bonds	—	202	—	202
Rights(a)	—	2,283	—	2,283
Warrants(a)	5,341	—	—	5,341
Short-Term Investments(a)	4,282,148	—	—	4,282,148
Derivatives(b)
Forward Foreign Currency Contracts	—	4,025,513	—	4,025,513
Futures Contracts	1,061	—	—	1,061

TOTAL	$133,109,496	$4,027,998	$52,412	$137,189,906

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(397,422)	$—	$(397,422)
Futures Contracts	(40,580)	—	—	(40,580)

TOTAL	$(40,580)	$(397,422)	$—	$(438,002)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 28, 2023, the amount of transfers from Level 1 to Level 3 was $34,744. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBAW-PH3

R-089711-1 (5/24) DBX005195 (5/24)